Vanguard® Global Credit Bond Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.9%)
[1]	United States Treasury Note/Bond	1.250%	5/31/28–5/15/50	3,270	2,100
[1]	United States Treasury Note/Bond	1.375%	8/15/50	2,000	975
[2]	United States Treasury Note/Bond	1.625%	11/15/50	3,000	1,565
	United States Treasury Note/Bond	1.875%	2/15/32–2/15/51	3,000	1,958
	United States Treasury Note/Bond	2.000%	2/15/50	2,000	1,163
[1]	United States Treasury Note/Bond	2.250%	8/15/49	2,000	1,241
	United States Treasury Note/Bond	2.375%	5/15/51	2,000	1,257
	United States Treasury Note/Bond	2.500%	2/15/45	2,260	1,571
[1,2]	United States Treasury Note/Bond	2.625%	5/31/27	2,500	2,412
	United States Treasury Note/Bond	2.750%	8/15/32	1,000	891
[3]	United States Treasury Note/Bond	3.000%	11/15/44–8/15/48	5,091	3,808
	United States Treasury Note/Bond	3.625%	2/15/44	1,000	846
[1]	United States Treasury Note/Bond	3.750%	8/15/27	1,000	989
[1]	United States Treasury Note/Bond	4.125%	7/31/28–8/15/44	4,200	4,067
[1,3]	United States Treasury Note/Bond	4.250%	1/31/30–2/28/31	4,000	3,970
	United States Treasury Note/Bond	4.375%	1/31/32–5/15/41	7,000	6,888
	United States Treasury Note/Bond	4.625%	11/15/44	2,000	1,941
	United States Treasury Note/Bond	4.750%	2/15/41	1,400	1,397
Total U.S. Government and Agency Obligations (Cost $39,766)					39,039
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[4]	CD Mortgage Trust Series 2018-CD7	4.842%	8/15/51	50	45
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	99
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148)					144
Corporate Bonds (68.0%)
Australia (5.8%)
[6]	AGI Finance Pty Ltd.	6.109%	6/28/30	2,560	1,655
[6]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	6,000	3,505
[6]	Aurizon Network Pty Ltd.	2.900%	9/2/30	2,000	1,087
[6]	Aurizon Network Pty Ltd.	6.100%	9/12/31	890	564
[6]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	2,150	1,264
[6]	Ausgrid Finance Pty Ltd.	5.408%	3/28/31	5,000	3,118
[7]	Ausgrid Finance Pty Ltd.	0.875%	10/7/31	2,104	1,840
[6]	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	2,370	1,323
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	544
[5]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	320	341
[6,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.776%	5/16/33	5,000	3,211
[6,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	6.290%	1/16/34	1,625	1,030
[6]	Australian Gas Networks Ltd.	2.149%	4/28/28	400	228
[6]	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	470	248
[5]	Glencore Finance Canada Ltd.	5.550%	10/25/42	35	33
[5]	Glencore Funding LLC	6.125%	10/6/28	120	124
[5]	Glencore Funding LLC	5.700%	5/8/33	58	59
[6]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	3,330	1,988
[5]	Macquarie Bank Ltd.	3.624%	6/3/30	80	73
[6]	Macquarie Bank Ltd.	5.953%	3/1/34	3,000	1,900
[6,8]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	6.386%	3/1/34	2,870	1,810
[5]	Macquarie Group Ltd.	4.098%	6/21/28	330	324
[5]	National Australia Bank Ltd.	2.990%	5/21/31	250	217
[6]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	760	434
[6]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,190	738
[6]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	1,500	851
[6]	Perth Airport Pty Ltd.	5.600%	3/5/31	810	509
[6]	Qantas Airways Ltd.	2.950%	11/27/29	1,130	630
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	241
[6]	Stockland Trust	2.300%	3/24/28	800	457
[6]	Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/34	1,500	947
[6]	Victoria Power Networks Finance Pty Ltd.	5.057%	3/14/29	1,500	936
[6]	WestConnex Finance Co. Pty Ltd.	6.150%	10/9/30	3,380	2,185
[4]	Westpac Banking Corp.	2.894%	2/4/30	500	500
	Westpac Banking Corp.	2.963%	11/16/40	75	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Woolworths Group Ltd.	1.850%	11/15/27	2,070	1,196
[6]	Woolworths Group Ltd.	5.910%	11/29/34	3,000	1,882
					38,046
Austria (0.2%)
[7]	Raiffeisen Bank International AG	4.625%	8/21/29	200	215
[7]	Raiffeisen Bank International AG	2.875%	6/18/32	700	708
					923
Belgium (1.0%)
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	217
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	24	22
[7]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,700	1,669
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	2,000	1,972
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	252
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	243
[7]	Crelan SA	5.250%	1/23/32	1,900	2,144
					6,519
Bermuda (0.3%)
[7]	Athora Holding Ltd.	6.625%	6/16/28	1,600	1,798
Brazil (0.2%)
	Braskem Netherlands Finance BV	4.500%	1/31/30	200	171
	Braskem Netherlands Finance BV	5.875%	1/31/50	276	193
[5]	Embraer Netherlands Finance BV	7.000%	7/28/30	200	210
[5]	Usiminas International Sarl	7.500%	1/27/32	600	597
					1,171
Canada (1.4%)
[5]	1011778 BC ULC	3.875%	1/15/28	38	36
[5]	1011778 BC ULC	6.125%	6/15/29	5	5
[5]	1011778 BC ULC	5.625%	9/15/29	3	3
[5]	Air Canada	3.875%	8/15/26	20	20
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	4	4
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	4	3
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	4	3
[5]	Bombardier Inc.	7.250%	7/1/31	5	5
[5]	Bombardier Inc.	7.000%	6/1/32	5	5
	Canadian National Railway Co.	4.400%	8/5/52	230	193
	Canadian Natural Resources Ltd.	2.950%	7/15/30	125	112
	Canadian Natural Resources Ltd.	6.250%	3/15/38	140	143
	Canadian Pacific Railway Co.	4.800%	8/1/45	60	53
	Cenovus Energy Inc.	6.750%	11/15/39	15	16
	Cenovus Energy Inc.	5.400%	6/15/47	30	27
	Enbridge Inc.	5.300%	4/5/29	115	116
	Enbridge Inc.	3.125%	11/15/29	42	39
	Enbridge Inc.	6.200%	11/15/30	229	240
	Enbridge Inc.	6.700%	11/15/53	140	151
	Enbridge Inc.	5.950%	4/5/54	835	823
[5]	Garda World Security Corp.	8.250%	8/1/32	14	14
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	35	35
	National Bank of Canada	4.950%	2/1/28	980	982
[5]	NOVA Chemicals Corp.	9.000%	2/15/30	41	44
	Nutrien Ltd.	4.200%	4/1/29	125	122
	Nutrien Ltd.	5.400%	6/21/34	498	495
	Nutrien Ltd.	4.125%	3/15/35	70	62
	Nutrien Ltd.	5.800%	3/27/53	90	89
[5]	Ontario Gaming GTA LP	8.000%	8/1/30	5	5
	Rogers Communications Inc.	3.200%	3/15/27	320	310
	Rogers Communications Inc.	5.000%	2/15/29	540	537
	Rogers Communications Inc.	3.700%	11/15/49	193	133
	Rogers Communications Inc.	4.550%	3/15/52	138	109
	Royal Bank of Canada	4.522%	10/18/28	257	255
	Royal Bank of Canada	4.969%	8/2/30	513	512
	Royal Bank of Canada	4.650%	10/18/30	600	590
[5]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	10	10
[5]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	5	5
	Suncor Energy Inc.	3.750%	3/4/51	40	28
	TELUS Corp.	3.700%	9/15/27	360	350
	TELUS Corp.	4.300%	6/15/49	89	68
	Toronto-Dominion Bank	4.783%	12/17/29	770	762

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,405	1,378
	TransCanada PipeLines Ltd.	4.100%	4/15/30	520	496
	TransCanada PipeLines Ltd.	6.200%	10/15/37	80	82
					9,470
China (0.1%)
	NXP BV	5.000%	1/15/33	310	303
Denmark (0.5%)
[5]	Danske Bank A/S	5.427%	3/1/28	200	202
[7]	Nykredit Realkredit A/S	3.500%	7/10/31	3,100	3,223
					3,425
Finland (0.0%)
[5]	Amer Sports Co.	6.750%	2/16/31	5	5
France (3.6%)
[7]	AXA SA	3.250%	5/28/49	4,100	4,210
[7]	Ayvens SA	4.875%	10/6/28	500	550
[5]	BNP Paribas SA	5.497%	5/20/30	300	302
[5]	BNP Paribas SA	5.283%	11/19/30	370	369
[7]	BNP Paribas SA	2.500%	3/31/32	1,400	1,424
[5]	BNP Paribas SA	5.738%	2/20/35	150	151
[7]	BPCE SA	2.250%	3/2/32	500	506
[9]	BPCE SA	2.500%	11/30/32	4,400	5,003
[5]	BPCE SA	5.936%	5/30/35	50	50
[7]	Credit Agricole Assurances SA	2.625%	1/29/48	800	806
[5]	Credit Agricole SA	4.631%	9/11/28	250	247
[7]	Credit Mutuel Arkea SA	3.375%	3/11/31	300	306
[7]	Engie SA	3.875%	1/6/31	200	214
[7]	Engie SA	4.250%	1/11/43	300	318
[7]	Groupe des Assurances du Credit Mutuel SADIR	5.000%	10/30/44	500	541
[7]	ICADE	1.750%	6/10/26	300	306
[5]	SNF Group SACA	3.125%	3/15/27	10	10
[5]	SNF Group SACA	3.375%	3/15/30	97	86
[5]	Societe Generale SA	2.797%	1/19/28	540	515
[5]	Societe Generale SA	3.000%	1/22/30	155	139
[7]	Societe Generale SA	3.625%	11/13/30	4,300	4,495
[5]	Societe Generale SA	4.027%	1/21/43	80	56
[7]	Sogecap SA	6.500%	5/16/44	1,300	1,531
	TotalEnergies Capital SA	5.275%	9/10/54	225	208
[7]	TotalEnergies SE	2.000%	Perpetual	1,100	1,106
[7]	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	600	385
					23,834
Germany (3.8%)
[7]	Allianz SE	4.597%	9/7/38	500	539
[7]	Aroundtown SA	0.000%	7/16/26	400	396
[7]	Aroundtown SA	1.450%	7/9/28	1,800	1,725
[7]	Aroundtown SA	4.800%	7/16/29	1,700	1,819
[9]	Aroundtown SA	3.625%	4/10/31	100	107
[7]	Bayer AG	1.125%	1/6/30	400	372
[7]	Bayer AG	0.625%	7/12/31	600	515
[7]	Bayer AG	1.375%	7/6/32	500	440
[7]	Bayer AG	4.625%	5/26/33	1,900	2,080
[7]	Bayer AG	1.000%	1/12/36	500	382
[7]	Commerzbank AG	1.375%	12/29/31	400	401
	Deutsche Bank AG	7.146%	7/13/27	100	103
	Deutsche Bank AG	5.706%	2/8/28	220	223
	Deutsche Bank AG	6.720%	1/18/29	200	208
	Deutsche Bank AG	6.819%	11/20/29	210	221
[7]	Deutsche Bank AG	5.625%	5/19/31	3,800	4,019
[7]	Deutsche Bank AG	4.000%	6/24/32	2,500	2,608
	Deutsche Bank AG	7.079%	2/10/34	200	208
[7]	Deutsche Lufthansa AG	2.875%	5/16/27	1,300	1,335
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/42	75	68
[7]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	2,600	2,575
[7]	E.ON SE	4.125%	3/25/44	1,700	1,804
[5]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	370	269
[9]	Volkswagen Financial Services NV	5.875%	5/23/29	100	126
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Volkswagen International Finance NV	3.500%	Perpetual	700	667
[7]	Volkswagen International Finance NV	3.875%	Perpetual	1,300	1,327
[7]	Vonovia SE	1.500%	6/14/41	200	140
[7]	Wintershall Dea Finance BV	1.332%	9/25/28	300	289
[7]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/41	200	173
					25,275
Ireland (0.5%)
	AerCap Ireland Capital DAC	6.100%	1/15/27	880	899
	AerCap Ireland Capital DAC	4.625%	10/15/27	150	149
	AerCap Ireland Capital DAC	3.000%	10/29/28	380	354
	AerCap Ireland Capital DAC	3.400%	10/29/33	100	86
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	118
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	150	146
[5]	GGAM Finance Ltd.	8.000%	2/15/27	7	7
[5]	GGAM Finance Ltd.	8.000%	6/15/28	47	50
[5]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	220	222
[5]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	400	399
[5]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	335	331
[5]	Smurfit Westrock Financing DAC	5.418%	1/15/35	262	262
					3,023
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	20	19
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	70	69
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	9	7
					95
Italy (0.2%)
[7]	CA Auto Bank SpA	4.375%	6/8/26	500	528
[5]	Enel Finance International NV	1.625%	7/12/26	200	191
[5]	Enel Finance International NV	4.750%	5/25/47	200	171
[7]	Generali	2.124%	10/1/30	300	293
					1,183
Japan (0.7%)
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	660	666
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	600	514
	Mizuho Financial Group Inc.	5.667%	5/27/29	250	255
	Nomura Holdings Inc.	5.594%	7/2/27	466	473
	Nomura Holdings Inc.	5.783%	7/3/34	492	499
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	1,051	1,064
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	600	606
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	364	366
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	73
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	65
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	126
					4,707
Luxembourg (1.8%)
[7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	5,135	5,143
[7]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	673	667
[7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	1,979	1,898
[9]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	900	1,017
[7]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	1,200	1,239
[7]	Prologis International Funding II SA	3.700%	10/7/34	1,200	1,232
[7]	Prologis International Funding II SA	4.625%	2/21/35	700	771
					11,967
Macao (0.0%)
[5]	MGM China Holdings Ltd.	7.125%	6/26/31	13	13
[5]	Studio City Co. Ltd.	7.000%	2/15/27	10	10
[5]	Studio City Finance Ltd.	5.000%	1/15/29	5	4
[5]	Wynn Macau Ltd.	5.625%	8/26/28	37	36
[5]	Wynn Macau Ltd.	5.125%	12/15/29	4	4
					67
Malaysia (0.0%)
	Petronas Capital Ltd.	3.500%	4/21/30	215	200
Mexico (0.0%)
[5]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	252	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Netherlands (0.8%)
[7]	ABN AMRO Bank NV	5.125%	2/22/33	1,100	1,192
[7]	ABN AMRO Bank NV	5.500%	9/21/33	1,400	1,545
[7]	ING Groep NV	1.000%	11/13/30	1,200	1,223
[7]	NIBC Bank NV	4.500%	6/12/35	1,200	1,260
[5]	Sunrise FinCo I BV	4.875%	7/15/31	15	14
[5]	VZ Secured Financing BV	5.000%	1/15/32	15	14
					5,248
Poland (0.2%)
[5]	Canpack SA	3.875%	11/15/29	37	33
[5]	ORLEN SA	6.000%	1/30/35	1,060	1,060
					1,093
Spain (0.1%)
	Banco Santander SA	6.607%	11/7/28	340	358
[7]	Banco Santander SA	1.625%	10/22/30	400	377
	Banco Santander SA	6.921%	8/8/33	75	80
	Banco Santander SA	6.938%	11/7/33	75	82
					897
Sweden (0.6%)
[7]	Balder Finland OYJ	2.000%	1/18/31	200	185
[7]	Castellum AB	4.125%	12/10/30	200	209
[7]	Heimstaden Bostad Treasury BV	1.000%	4/13/28	300	283
[7]	Heimstaden Bostad Treasury BV	1.625%	10/13/31	100	87
[5]	Swedbank AB	4.998%	11/20/29	290	290
[7]	Swedbank AB	3.625%	8/23/32	2,850	2,985
					4,039
Switzerland (1.2%)
	Credit Suisse USA LLC	7.125%	7/15/32	350	390
[7]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	2,400	2,481
[7]	Helvetia Europe SA	2.750%	9/30/41	200	192
[7]	Tyco Electronics Group SA	3.250%	1/31/33	1,200	1,243
	UBS AG	7.500%	2/15/28	400	429
[7]	UBS Group AG	1.250%	9/1/26	1,000	1,013
[5]	UBS Group AG	6.327%	12/22/27	560	574
[5]	UBS Group AG	4.282%	1/9/28	1,120	1,100
[5]	UBS Group AG	4.253%	3/23/28	200	196
[5]	UBS Group AG	5.617%	9/13/30	163	166
[5]	UBS Group AG	3.091%	5/14/32	290	255
					8,039
United Arab Emirates (0.2%)
	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,510	1,531
United Kingdom (8.7%)
	AstraZeneca plc	4.000%	9/18/42	160	133
[9]	Aviva plc	6.875%	5/20/58	501	635
[5]	BAE Systems plc	5.125%	3/26/29	2,090	2,100
	Barclays plc	5.829%	5/9/27	1,000	1,011
	Barclays plc	5.674%	3/12/28	560	568
	Barclays plc	4.836%	5/9/28	300	297
	Barclays plc	4.837%	9/10/28	177	176
	Barclays plc	7.385%	11/2/28	600	635
[9]	Barclays plc	3.750%	11/22/30	1,900	2,322
[7]	Barclays plc	4.347%	5/8/35	2,000	2,169
[7]	Barclays plc	4.973%	5/31/36	900	980
	Barclays plc	3.330%	11/24/42	200	145
	BAT Capital Corp.	3.215%	9/6/26	900	879
	BAT Capital Corp.	3.557%	8/15/27	235	228
	BAT Capital Corp.	2.259%	3/25/28	1,930	1,782
	BAT Capital Corp.	2.726%	3/25/31	75	65
	BAT Capital Corp.	4.742%	3/16/32	585	564
	BAT Capital Corp.	4.390%	8/15/37	560	484
	BAT Capital Corp.	7.079%	8/2/43	165	179
	BAT Capital Corp.	4.540%	8/15/47	124	99
	BAT Capital Corp.	5.650%	3/16/52	110	101
[7]	BAT International Finance plc	4.125%	4/12/32	1,400	1,484
[7]	BAT Netherlands Finance BV	5.375%	2/16/31	300	340
[5]	Belron UK Finance plc	5.750%	10/15/29	75	74
[7]	British American Tobacco plc	3.000%	Perpetual	6,400	6,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	2,069	1,867
[9]	Close Brothers Finance plc	2.750%	10/19/26	100	118
[9]	Close Brothers Finance plc	1.625%	12/3/30	1,700	1,667
[7]	Heathrow Funding Ltd.	1.125%	10/8/30	600	553
[5]	Howden UK Refinance plc	7.250%	2/15/31	5	5
[5]	Howden UK Refinance plc	8.125%	2/15/32	40	41
	HSBC Holdings plc	5.887%	8/14/27	2,200	2,233
	HSBC Holdings plc	5.130%	11/19/28	444	445
[4]	HSBC Holdings plc	3.973%	5/22/30	460	437
	HSBC Holdings plc	5.286%	11/19/30	440	440
	HSBC Holdings plc	2.804%	5/24/32	500	429
	HSBC Holdings plc	5.874%	11/18/35	970	953
	HSBC Holdings plc	6.500%	9/15/37	125	129
	HSBC Holdings plc	6.332%	3/9/44	300	317
	HSBC Holdings plc	5.250%	3/14/44	200	185
[5]	Imperial Brands Finance plc	6.125%	7/27/27	200	206
	Lloyds Banking Group plc	4.582%	12/10/25	520	519
	Lloyds Banking Group plc	7.953%	11/15/33	140	158
	Lloyds Banking Group plc	4.344%	1/9/48	40	31
[7]	Motability Operations Group plc	3.500%	7/17/31	992	1,042
[7]	Motability Operations Group plc	3.875%	1/24/34	1,700	1,804
[9]	Motability Operations Group plc	2.125%	1/18/42	800	596
[9]	Motability Operations Group plc	4.875%	1/17/43	1,100	1,204
	NatWest Group plc	4.964%	8/15/30	600	594
[5]	NatWest Markets plc	5.416%	5/17/27	1,700	1,725
	RELX Capital Inc.	3.000%	5/22/30	100	91
[9]	Rothesay Life plc	8.000%	10/30/25	600	757
[9]	Rothesay Life plc	3.375%	7/12/26	2,087	2,527
[9]	Rothesay Life plc	7.734%	5/16/33	100	133
	Santander UK Group Holdings plc	6.833%	11/21/26	100	101
[7]	Severn Trent Utilities Finance plc	4.000%	3/5/34	1,500	1,595
[7]	United Utilities Water Finance plc	3.750%	5/23/34	4,100	4,257
	Vodafone Group plc	6.150%	2/27/37	121	127
	Vodafone Group plc	5.625%	2/10/53	260	244
	Vodafone Group plc	5.750%	6/28/54	320	306
[9]	Yorkshire Water Finance plc	1.750%	11/26/26	2,968	3,454
[9]	Yorkshire Water Finance plc	1.750%	10/27/32	900	845
[9]	Yorkshire Water Finance plc	2.750%	4/18/41	1,700	1,360
					57,483
United States (36.1%)
	AbbVie Inc.	4.050%	11/21/39	418	359
	AbbVie Inc.	4.250%	11/21/49	240	196
	AbbVie Inc.	5.400%	3/15/54	955	922
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	133
	AdventHealth Obligated Group	2.795%	11/15/51	300	186
	AEP Texas Inc.	5.450%	5/15/29	265	269
	AEP Texas Inc.	5.400%	6/1/33	140	139
	AEP Transmission Co. LLC	4.250%	9/15/48	100	79
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	70	51
	AEP Transmission Co. LLC	2.750%	8/15/51	100	60
	AEP Transmission Co. LLC	5.400%	3/15/53	90	86
	AES Corp.	5.450%	6/1/28	150	151
	Aflac Inc.	4.750%	1/15/49	50	43
	Agilent Technologies Inc.	4.750%	9/9/34	155	148
	Agree LP	2.000%	6/15/28	50	46
[4]	Air Lease Corp.	2.875%	1/15/26	105	103
[4]	Air Lease Corp.	3.750%	6/1/26	100	99
	Air Lease Corp.	4.625%	10/1/28	20	20
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	90
	Alabama Power Co.	4.150%	8/15/44	50	41
[5]	Alcon Finance Corp.	3.800%	9/23/49	200	147
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	100	94
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	79
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	100	89
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	230	219
	Alleghany Corp.	3.625%	5/15/30	250	236
[5]	Alliant Holdings Intermediate LLC	6.750%	4/15/28	70	71
[5]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	10	10
[4]	Allina Health System	3.887%	4/15/49	130	100
[5]	Allison Transmission Inc.	4.750%	10/1/27	24	24
	Altria Group Inc.	2.450%	2/4/32	165	136
	Altria Group Inc.	3.400%	2/4/41	70	51
	Altria Group Inc.	5.375%	1/31/44	100	94
	Altria Group Inc.	5.950%	2/14/49	100	97
	Altria Group Inc.	4.450%	5/6/50	40	31
	Amazon.com Inc.	2.500%	6/3/50	115	68
	Amazon.com Inc.	3.950%	4/13/52	85	67
[5]	AMC Networks Inc.	10.250%	1/15/29	2	2
	AMC Networks Inc.	4.250%	2/15/29	95	75
	Ameren Illinois Co.	4.150%	3/15/46	75	61
	Ameren Illinois Co.	5.900%	12/1/52	130	133
[5]	American Airlines Inc.	5.500%	4/20/26	8	8
[5]	American Airlines Inc.	7.250%	2/15/28	6	6
[5]	American Airlines Inc.	5.750%	4/20/29	36	36
[5]	American Airlines Inc.	8.500%	5/15/29	15	16
	American Axle & Manufacturing Inc.	5.000%	10/1/29	17	16
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	3	3
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	3	3
	American Express Co.	5.085%	1/30/31	780	782
	American Express Co.	5.284%	7/26/35	1,427	1,411
	American Express Co.	5.442%	1/30/36	2,450	2,453
	American Tower Corp.	3.600%	1/15/28	100	97
[1]	Amgen Inc.	6.375%	6/1/37	460	494
	Amgen Inc.	5.150%	11/15/41	61	57
	Amgen Inc.	5.600%	3/2/43	250	244
	Amgen Inc.	3.375%	2/21/50	340	234
	Amgen Inc.	5.650%	3/2/53	85	82
	Amgen Inc.	2.770%	9/1/53	147	86
	Amgen Inc.	5.750%	3/2/63	76	73
[5]	AmWINS Group Inc.	6.375%	2/15/29	7	7
[5]	AmWINS Group Inc.	4.875%	6/30/29	2	2
[5]	Antero Midstream Partners LP	6.625%	2/1/32	5	5
	Aon Global Ltd.	4.600%	6/14/44	35	30
	Aon Global Ltd.	4.750%	5/15/45	70	60
	Aon North America Inc.	5.150%	3/1/29	510	513
	Aon North America Inc.	5.750%	3/1/54	420	412
[5]	APA Corp.	6.750%	2/15/55	300	298
	Apollo Global Management Inc.	5.800%	5/21/54	489	485
	Apollo Global Management Inc.	6.000%	12/15/54	330	323
[4]	Appalachian Power Co.	4.500%	3/1/49	30	24
	AppLovin Corp.	5.125%	12/1/29	532	531
[5]	Arcosa Inc.	6.875%	8/15/32	3	3
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	33	29
	Ares Capital Corp.	5.875%	3/1/29	150	152
	Ares Capital Corp.	5.950%	7/15/29	600	608
[5]	Ares Strategic Income Fund	5.700%	3/15/28	286	286
[5]	Ares Strategic Income Fund	6.350%	8/15/29	41	42
[5]	Ares Strategic Income Fund	5.600%	2/15/30	117	116
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	45
[5]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	90	91
[4]	AT&T Inc.	4.300%	2/15/30	56	54
	AT&T Inc.	5.400%	2/15/34	276	277
	AT&T Inc.	4.500%	5/15/35	130	120
	AT&T Inc.	4.900%	8/15/37	245	230
	AT&T Inc.	3.500%	6/1/41	95	73
	AT&T Inc.	4.750%	5/15/46	70	61
	AT&T Inc.	3.500%	9/15/53	455	307
	AT&T Inc.	3.550%	9/15/55	213	143
	AT&T Inc.	3.800%	12/1/57	111	77
	AT&T Inc.	3.650%	9/15/59	590	392
[5]	AthenaHealth Group Inc.	6.500%	2/15/30	70	68
	Athene Holding Ltd.	6.250%	4/1/54	840	842
	Athene Holding Ltd.	6.625%	10/15/54	801	799
[5]	Atkore Inc.	4.250%	6/1/31	82	74
	Atlassian Corp.	5.250%	5/15/29	369	373
	Atmos Energy Corp.	6.200%	11/15/53	110	117
	Atmos Energy Corp.	5.000%	12/15/54	580	519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	5	5
	Ball Corp.	2.875%	8/15/30	12	10
	Ball Corp.	3.125%	9/15/31	15	13
	Bank of America Corp.	5.933%	9/15/27	1,400	1,425
	Bank of America Corp.	6.204%	11/10/28	440	455
[4]	Bank of America Corp.	3.970%	3/5/29	200	195
	Bank of America Corp.	2.087%	6/14/29	100	91
[4]	Bank of America Corp.	3.974%	2/7/30	300	289
[4]	Bank of America Corp.	3.194%	7/23/30	165	153
[4]	Bank of America Corp.	2.592%	4/29/31	140	124
	Bank of America Corp.	2.687%	4/22/32	675	585
	Bank of America Corp.	4.571%	4/27/33	200	191
[4]	Bank of America Corp.	4.078%	4/23/40	200	171
[4]	Bank of America Corp.	2.676%	6/19/41	560	392
	Bank of America Corp.	3.311%	4/22/42	60	45
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	198
	Bank of New York Mellon Corp.	5.060%	7/22/32	299	298
	Bank of New York Mellon Corp.	6.474%	10/25/34	300	324
	Bank of New York Mellon Corp.	5.188%	3/14/35	560	554
[5]	Bausch + Lomb Corp.	8.375%	10/1/28	41	43
[5]	Beacon Roofing Supply Inc.	6.500%	8/1/30	2	2
	Becton Dickinson & Co.	4.874%	2/8/29	275	275
[7]	Becton Dickinson & Co.	3.519%	2/8/31	2,045	2,153
	Becton Dickinson & Co.	4.685%	12/15/44	36	31
	Becton Dickinson & Co.	4.669%	6/6/47	40	35
[7]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	1,885	2,018
[7]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	500	358
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	61
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	188
[5]	Berry Global Inc.	5.650%	1/15/34	48	49
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	112
[5]	Big River Steel LLC	6.625%	1/31/29	22	22
	Black Hills Corp.	6.000%	1/15/35	790	813
	BlackRock Funding Inc.	5.350%	1/8/55	700	674
	Blackrock Inc.	4.750%	5/25/33	300	294
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	149	121
[5]	Block Inc.	6.500%	5/15/32	18	18
	Blue Owl Capital Corp.	5.950%	3/15/29	571	574
[5]	Blue Racer Midstream LLC	7.000%	7/15/29	77	79
[5]	Blue Racer Midstream LLC	7.250%	7/15/32	2	2
	Boeing Co.	6.298%	5/1/29	20	21
	Boeing Co.	5.150%	5/1/30	277	275
	Boeing Co.	3.625%	2/1/31	451	412
	Boeing Co.	6.388%	5/1/31	702	738
	Boeing Co.	6.528%	5/1/34	810	856
	Boeing Co.	5.805%	5/1/50	445	419
	Boeing Co.	6.858%	5/1/54	800	861
	Boeing Co.	7.008%	5/1/64	120	130
[5]	Boost Newco Borrower LLC	7.500%	1/15/31	5	5
	BorgWarner Inc.	4.950%	8/15/29	120	119
	BorgWarner Inc.	5.400%	8/15/34	235	231
[7]	BP Capital Markets BV	0.933%	12/4/40	2,300	1,544
	Bristol-Myers Squibb Co.	5.650%	2/22/64	465	448
[5]	Broadcom Inc.	1.950%	2/15/28	1,160	1,067
	Broadcom Inc.	5.000%	4/15/30	120	120
	Broadcom Inc.	4.150%	11/15/30	530	506
[5]	Broadcom Inc.	4.150%	4/15/32	185	173
[5]	Broadcom Inc.	3.187%	11/15/36	145	116
[5]	Builders FirstSource Inc.	6.375%	3/1/34	10	10
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	333
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	135	133
[5]	Cable One Inc.	4.000%	11/15/30	2	2
	Cadence Design Systems Inc.	4.700%	9/10/34	235	225
[5]	Caesars Entertainment Inc.	6.500%	2/15/32	5	5
[5]	Calpine Corp.	4.500%	2/15/28	14	14
	Camden Property Trust	3.350%	11/1/49	110	75
	Campbell's Co.	5.400%	3/21/34	730	727
	Capital One Financial Corp.	5.468%	2/1/29	90	91
	Capital One Financial Corp.	6.312%	6/8/29	264	274
	Capital One Financial Corp.	5.700%	2/1/30	400	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.273%	3/1/30	400	371
	Capital One Financial Corp.	7.624%	10/30/31	370	409
	Capital One Financial Corp.	2.618%	11/2/32	175	147
	Capital One Financial Corp.	5.817%	2/1/34	500	504
	Capital One Financial Corp.	6.183%	1/30/36	2,880	2,888
	Cardinal Health Inc.	5.750%	11/15/54	785	763
[5]	Cargill Inc.	4.750%	4/24/33	130	126
[5]	Carnival Corp.	5.750%	3/1/27	24	24
[5]	Carnival Corp.	4.000%	8/1/28	25	24
[5]	Carnival Corp.	6.000%	5/1/29	1	1
[5]	Carnival Corp.	10.500%	6/1/30	2	2
[5]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	7	7
	Cboe Global Markets Inc.	1.625%	12/15/30	61	51
	Cboe Global Markets Inc.	3.000%	3/16/32	33	29
[5]	CCO Holdings LLC	4.750%	3/1/30	62	57
[5]	CCO Holdings LLC	4.500%	8/15/30	75	68
	CCO Holdings LLC	4.500%	5/1/32	40	35
	CDW LLC	5.100%	3/1/30	470	466
[7]	Celanese US Holdings LLC	4.777%	7/19/26	5,275	5,533
	Cencora Inc.	2.700%	3/15/31	230	201
	Cencora Inc.	4.300%	12/15/47	80	65
	Centene Corp.	2.450%	7/15/28	145	131
	Centene Corp.	3.000%	10/15/30	14	12
	Centene Corp.	2.625%	8/1/31	60	50
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	26
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	50
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	40	37
	CenterPoint Energy Inc.	5.400%	6/1/29	1,910	1,932
	CenterPoint Energy Inc.	2.950%	3/1/30	10	9
	CenterPoint Energy Inc.	2.650%	6/1/31	190	164
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	168
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	47	47
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	39
[5]	Central Parent Inc.	7.250%	6/15/29	74	70
[5]	Central Parent LLC	8.000%	6/15/29	2	2
[5]	Champ Acquisition Corp.	8.375%	12/1/31	67	70
[5]	Charles River Laboratories International Inc.	3.750%	3/15/29	75	69
	Charles Schwab Corp.	5.643%	5/19/29	35	36
	Charles Schwab Corp.	6.196%	11/17/29	200	209
	Charles Schwab Corp.	6.136%	8/24/34	784	825
[5]	Chart Industries Inc.	7.500%	1/1/30	5	5
[5]	Chart Industries Inc.	9.500%	1/1/31	2	2
	Charter Communications Operating LLC	3.750%	2/15/28	100	96
	Charter Communications Operating LLC	4.200%	3/15/28	40	39
	Charter Communications Operating LLC	2.250%	1/15/29	40	35
	Charter Communications Operating LLC	5.050%	3/30/29	480	471
	Charter Communications Operating LLC	6.100%	6/1/29	1,190	1,218
	Charter Communications Operating LLC	2.300%	2/1/32	270	214
	Charter Communications Operating LLC	6.650%	2/1/34	382	393
	Charter Communications Operating LLC	3.500%	3/1/42	200	136
	Charter Communications Operating LLC	6.484%	10/23/45	85	81
	Charter Communications Operating LLC	5.375%	5/1/47	395	324
[5]	Chemours Co.	4.625%	11/15/29	32	28
[5]	Chemours Co.	8.000%	1/15/33	75	74
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	66
	Cheniere Energy Partners LP	4.000%	3/1/31	25	23
	Cheniere Energy Partners LP	3.250%	1/31/32	770	668
	Cheniere Energy Partners LP	5.950%	6/30/33	35	36
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	92
[5]	Churchill Downs Inc.	5.500%	4/1/27	23	23
[5]	Churchill Downs Inc.	4.750%	1/15/28	41	40
[5]	Churchill Downs Inc.	5.750%	4/1/30	5	5
	Cigna Group	2.375%	3/15/31	75	64
	Cigna Group	4.800%	8/15/38	155	141
	Cigna Group	3.400%	3/15/50	150	99
	Citibank NA	5.570%	4/30/34	2,750	2,797
	Citigroup Inc.	4.542%	9/19/30	1,340	1,306
[4]	Citigroup Inc.	2.976%	11/5/30	140	127
[4]	Citigroup Inc.	2.572%	6/3/31	500	439
	Citigroup Inc.	2.520%	11/3/32	250	210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	6.174%	5/25/34	180	184
	Citigroup Inc.	5.827%	2/13/35	290	288
	Citigroup Inc.	6.020%	1/24/36	350	351
	Citigroup Inc.	4.650%	7/30/45	90	79
	Citigroup Inc.	4.650%	7/23/48	55	48
[4]	City of Hope	4.378%	8/15/48	80	65
[5]	Civitas Resources Inc.	8.375%	7/1/28	4	4
[5]	Civitas Resources Inc.	8.625%	11/1/30	35	37
[5]	Civitas Resources Inc.	8.750%	7/1/31	6	6
[5]	Clarios Global LP	8.500%	5/15/27	12	12
[5]	Clarios Global LP	6.750%	2/15/30	75	76
[5]	Clean Harbors Inc.	4.875%	7/15/27	70	69
[5]	Clearway Energy Operating LLC	4.750%	3/15/28	25	24
[5]	Clearway Energy Operating LLC	3.750%	1/15/32	2	2
[5]	Cleveland-Cliffs Inc.	7.000%	3/15/32	20	20
[5]	Cleveland-Cliffs Inc.	7.375%	5/1/33	90	90
[5]	Cloud Software Group Inc.	6.500%	3/31/29	5	5
[5]	Cloud Software Group Inc.	8.250%	6/30/32	86	89
	CMS Energy Corp.	4.875%	3/1/44	135	119
[5]	CNX Resources Corp.	7.375%	1/15/31	5	5
[5]	CNX Resources Corp.	7.250%	3/1/32	10	10
	Coca-Cola Co.	5.200%	1/14/55	390	370
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	195	193
	Comcast Corp.	4.400%	8/15/35	90	83
	Comcast Corp.	6.550%	7/1/39	80	86
	Comcast Corp.	3.250%	11/1/39	145	110
	Comcast Corp.	4.500%	1/15/43	140	116
	Comcast Corp.	4.000%	8/15/47	150	114
	Comcast Corp.	4.950%	10/15/58	65	55
	Comcast Corp.	2.650%	8/15/62	263	136
	Comcast Corp.	2.987%	11/1/63	413	231
[4]	CommonSpirit Health	4.350%	11/1/42	220	184
	Commonwealth Edison Co.	3.800%	10/1/42	115	91
[4]	Commonwealth Edison Co.	3.125%	3/15/51	50	32
	Commonwealth Edison Co.	5.300%	2/1/53	180	168
[5]	Community Health Systems Inc.	5.625%	3/15/27	35	34
[5]	Community Health Systems Inc.	10.875%	1/15/32	14	14
	Conagra Brands Inc.	5.300%	10/1/26	175	176
	ConocoPhillips Co.	4.300%	11/15/44	65	54
	ConocoPhillips Co.	3.800%	3/15/52	40	29
	ConocoPhillips Co.	5.300%	5/15/53	75	69
	ConocoPhillips Co.	5.700%	9/15/63	40	38
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	65	64
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	160	160
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	77
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	400	403
[5]	Continental Resources Inc.	2.268%	11/15/26	100	95
[5]	Continental Resources Inc.	2.875%	4/1/32	40	33
	COPT Defense Properties LP	2.250%	3/15/26	175	170
	COPT Defense Properties LP	2.750%	4/15/31	105	91
	Corebridge Financial Inc.	3.650%	4/5/27	90	88
	Corebridge Financial Inc.	3.850%	4/5/29	170	162
	Corebridge Financial Inc.	3.900%	4/5/32	194	177
	Corebridge Financial Inc.	4.350%	4/5/42	100	83
	Corebridge Financial Inc.	4.400%	4/5/52	150	120
	Coterra Energy Inc.	4.375%	3/15/29	130	126
	Coterra Energy Inc.	5.400%	2/15/35	610	594
	Cotiviti Corp.	7.625%	5/1/31	5	5
[5]	Cox Communications Inc.	4.800%	2/1/35	100	91
	Crown Castle Inc.	4.750%	5/15/47	125	106
[5]	CSC Holdings LLC	11.750%	1/31/29	78	78
[5]	CSC Holdings LLC	3.375%	2/15/31	10	7
	CSX Corp.	4.750%	11/15/48	190	168
	CubeSmart LP	2.250%	12/15/28	225	203
	CVS Health Corp.	1.300%	8/21/27	900	821
	CVS Health Corp.	5.400%	6/1/29	600	604
	CVS Health Corp.	5.125%	2/21/30	365	362
	CVS Health Corp.	5.550%	6/1/31	315	316
	CVS Health Corp.	5.700%	6/1/34	240	240
	CVS Health Corp.	4.875%	7/20/35	80	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	4.780%	3/25/38	419	368
	CVS Health Corp.	4.125%	4/1/40	58	46
	CVS Health Corp.	5.125%	7/20/45	85	73
	CVS Health Corp.	6.000%	6/1/63	130	120
	Dana Inc.	4.250%	9/1/30	10	9
	Dana Inc.	4.500%	2/15/32	77	72
[5]	DaVita Inc.	3.750%	2/15/31	10	9
[5]	DaVita Inc.	6.875%	9/1/32	10	10
	DCP Midstream Operating LP	3.250%	2/15/32	700	601
[5]	DCP Midstream Operating LP	6.750%	9/15/37	300	320
	Deere & Co.	5.700%	1/19/55	150	154
	Dell International LLC	6.200%	7/15/30	219	230
	Dell International LLC	5.400%	4/15/34	1,152	1,144
	Dell International LLC	8.350%	7/15/46	44	56
[5]	Delta Air Lines Inc.	4.750%	10/20/28	1,188	1,180
	Delta Air Lines Inc.	3.750%	10/28/29	9	8
	Devon Energy Corp.	5.600%	7/15/41	50	46
[5]	Diamond Foreign Asset Co.	8.500%	10/1/30	10	10
	Diamondback Energy Inc.	3.125%	3/24/31	15	13
	Diamondback Energy Inc.	5.400%	4/18/34	365	360
	Diamondback Energy Inc.	5.750%	4/18/54	470	442
	Diamondback Energy Inc.	5.900%	4/18/64	255	240
[5]	Diebold Nixdorf Inc.	7.750%	3/31/30	3	3
[7]	Digital Dutch Finco BV	1.500%	3/15/30	1,600	1,505
[7]	Digital Dutch Finco BV	1.250%	2/1/31	600	545
[7]	Digital Dutch Finco BV	1.000%	1/15/32	2,200	1,916
[5]	Directv Financing LLC	5.875%	8/15/27	12	12
	Discovery Communications LLC	4.900%	3/11/26	157	157
	Discovery Communications LLC	6.350%	6/1/40	156	144
[5]	DISH Network Corp.	11.750%	11/15/27	11	12
[4]	Dominion Energy Inc.	4.050%	9/15/42	170	134
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	40	39
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	209
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	185	197
	Dow Chemical Co.	2.100%	11/15/30	100	85
	Dow Chemical Co.	4.375%	11/15/42	120	99
	DR Horton Inc.	5.000%	10/15/34	465	450
[5]	DT Midstream Inc.	4.125%	6/15/29	26	25
	DTE Electric Co.	3.700%	6/1/46	75	57
	DTE Energy Co.	5.100%	3/1/29	1,890	1,896
	Duke Energy Carolinas LLC	2.450%	2/1/30	85	76
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	20
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	106
	Duke Energy Corp.	3.400%	6/15/29	1,910	1,794
	Duke Energy Corp.	3.500%	6/15/51	100	67
	Duke Energy Florida LLC	5.875%	11/15/33	60	62
	Duke Energy Florida LLC	3.400%	10/1/46	35	25
	Duke Energy Florida LLC	6.200%	11/15/53	110	115
	Duke Energy Indiana LLC	2.750%	4/1/50	75	45
	Duke Energy Ohio Inc.	5.650%	4/1/53	90	87
	Duke Energy Ohio Inc.	5.550%	3/15/54	540	519
	Duke Energy Progress LLC	4.100%	5/15/42	200	164
	Duke Energy Progress LLC	2.500%	8/15/50	170	98
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	320	329
	Edison International	5.250%	3/15/32	40	36
[5]	Element Solutions Inc.	3.875%	9/1/28	11	11
	Elevance Health Inc.	5.150%	6/15/29	230	232
	Elevance Health Inc.	3.125%	5/15/50	190	121
	Elevance Health Inc.	6.100%	10/15/52	155	157
	Elevance Health Inc.	5.650%	6/15/54	435	415
	Elevance Health Inc.	5.700%	2/15/55	835	804
	Eli Lilly & Co.	5.050%	8/14/54	645	595
	Eli Lilly & Co.	2.500%	9/15/60	100	53
[5]	Ellucian Holdings Inc.	6.500%	12/1/29	10	10
	Enbridge Energy Partners LP	7.375%	10/15/45	230	261
[5]	Endo Finance Holdings Inc.	8.500%	4/15/31	36	39
[5]	Energizer Holdings Inc.	4.750%	6/15/28	33	32
	Energy Transfer LP	4.400%	3/15/27	240	238
	Energy Transfer LP	5.250%	7/1/29	230	231
	Energy Transfer LP	3.750%	5/15/30	30	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	6.400%	12/1/30	230	243
	Energy Transfer LP	5.750%	2/15/33	130	132
	Energy Transfer LP	6.550%	12/1/33	230	244
	Energy Transfer LP	6.050%	6/1/41	535	530
	Energy Transfer LP	6.500%	2/1/42	100	103
	Energy Transfer LP	5.300%	4/1/44	75	67
	Energy Transfer LP	5.150%	3/15/45	55	48
	Energy Transfer LP	6.250%	4/15/49	70	70
	Energy Transfer LP	5.950%	5/15/54	565	544
[5]	Entegris Inc.	4.750%	4/15/29	190	183
[5]	Entegris Inc.	5.950%	6/15/30	45	45
	Entergy Arkansas LLC	5.750%	6/1/54	560	552
	Entergy Louisiana LLC	3.250%	4/1/28	593	566
	Entergy Texas Inc.	5.550%	9/15/54	545	521
	Enterprise Products Operating LLC	4.850%	3/15/44	215	193
	Enterprise Products Operating LLC	4.900%	5/15/46	59	53
	Enterprise Products Operating LLC	4.250%	2/15/48	50	40
	Enterprise Products Operating LLC	3.700%	1/31/51	70	50
	EOG Resources Inc.	5.650%	12/1/54	950	923
[5]	EQM Midstream Partners LP	7.500%	6/1/27	10	10
[5]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
[5]	EQM Midstream Partners LP	7.500%	6/1/30	10	11
	EQT Corp.	3.900%	10/1/27	96	93
	Equitable Holdings Inc.	5.594%	1/11/33	148	150
	Equitable Holdings Inc.	5.000%	4/20/48	79	71
[5]	ERAC USA Finance LLC	7.000%	10/15/37	180	203
	ERP Operating LP	4.500%	7/1/44	135	116
	Essential Utilities Inc.	4.800%	8/15/27	2,685	2,685
	Essex Portfolio LP	4.500%	3/15/48	60	50
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	64
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	99
	Eversource Energy	1.400%	8/15/26	110	105
	Exelon Corp.	5.150%	3/15/28	210	212
	Exelon Corp.	3.350%	3/15/32	200	177
	Exelon Corp.	4.450%	4/15/46	165	137
	Exelon Corp.	4.100%	3/15/52	100	76
	Exelon Corp.	5.600%	3/15/53	390	371
	Extra Space Storage LP	5.700%	4/1/28	150	153
	Extra Space Storage LP	5.500%	7/1/30	374	380
	Extra Space Storage LP	5.900%	1/15/31	370	383
	Extra Space Storage LP	2.400%	10/15/31	80	67
	Exxon Mobil Corp.	4.227%	3/19/40	155	136
	Exxon Mobil Corp.	4.114%	3/1/46	55	45
	FedEx Corp.	3.875%	8/1/42	30	23
	FedEx Corp.	4.550%	4/1/46	70	57
	FedEx Corp.	4.050%	2/15/48	70	53
	Fifth Third Bancorp	3.950%	3/14/28	350	340
	Fifth Third Bancorp	6.339%	7/27/29	310	322
	Fifth Third Bancorp	4.895%	9/6/30	390	385
	FirstEnergy Corp.	2.650%	3/1/30	150	133
	FirstEnergy Corp.	2.250%	9/1/30	60	52
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	60	60
[5]	FirstEnergy Transmission LLC	2.866%	9/15/28	260	242
	FirstEnergy Transmission LLC	4.550%	1/15/30	460	450
[5]	FirstEnergy Transmission LLC	4.550%	4/1/49	405	338
	Fiserv Inc.	5.600%	3/2/33	120	122
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	220	221
	FMC Corp.	5.150%	5/18/26	100	100
[5]	Focus Financial Partners LLC	6.750%	9/15/31	5	5
[9]	Ford Motor Credit Co. LLC	6.860%	6/5/26	500	631
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	45
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	21
	Ford Motor Credit Co. LLC	6.800%	5/12/28	20	21
	Ford Motor Credit Co. LLC	6.798%	11/7/28	200	208
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	48
	Ford Motor Credit Co. LLC	7.200%	6/10/30	10	11
	Ford Motor Credit Co. LLC	6.054%	11/5/31	505	502
	Ford Motor Credit Co. LLC	7.122%	11/7/33	200	209
[5]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	65	67
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	9
[5]	Frontier Communications Holdings LLC	8.625%	3/15/31	10	11
[5]	Garrett Motion Holdings Inc.	7.750%	5/31/32	11	11
[5]	Gates Corp.	6.875%	7/1/29	5	5
	GE HealthCare Technologies Inc.	4.800%	8/14/29	155	154
	GE HealthCare Technologies Inc.	5.857%	3/15/30	110	114
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	107
	General Dynamics Corp.	4.250%	4/1/40	95	83
[7]	General Electric Co.	4.125%	9/19/35	900	976
	General Motors Co.	5.200%	4/1/45	478	411
	General Motors Financial Co. Inc.	1.500%	6/10/26	191	183
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	227
	General Motors Financial Co. Inc.	5.550%	7/15/29	575	581
	General Motors Financial Co. Inc.	5.850%	4/6/30	192	196
	General Motors Financial Co. Inc.	6.400%	1/9/33	170	176
[5]	Genesee & Wyoming Inc.	6.250%	4/15/32	10	10
	Genesis Energy LP	8.250%	1/15/29	5	5
	Genesis Energy LP	8.000%	5/15/33	10	10
	Georgia Power Co.	4.300%	3/15/42	130	110
	Georgia Power Co.	5.125%	5/15/52	70	64
[5]	Georgia-Pacific LLC	2.300%	4/30/30	165	145
	Gilead Sciences Inc.	4.150%	3/1/47	190	153
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	700	781
[5]	Global Atlantic Fin Co.	6.750%	3/15/54	240	242
	Goldman Sachs Group Inc.	5.727%	4/25/30	2,500	2,556
	Goldman Sachs Group Inc.	4.692%	10/23/30	380	373
	Goldman Sachs Group Inc.	6.750%	10/1/37	300	322
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	255	225
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	73
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	90	80
	Goldman Sachs Group Inc.	5.561%	11/19/45	1,450	1,413
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	55	51
[5]	Graphic Packaging International LLC	3.500%	3/15/28	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/30	77	70
[5]	Hanesbrands Inc.	9.000%	2/15/31	7	7
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	130	124
	HCA Inc.	5.450%	4/1/31	530	533
	HCA Inc.	5.250%	6/15/49	115	100
	HCA Inc.	4.625%	3/15/52	205	162
	HCA Inc.	6.000%	4/1/54	285	274
	Healthpeak OP LLC	5.250%	12/15/32	170	169
	Helmerich & Payne Inc.	2.900%	9/29/31	220	185
[5]	Herc Holdings Inc.	6.625%	6/15/29	5	5
	Hess Corp.	7.300%	8/15/31	5	6
[5]	Hess Midstream Operations LP	6.500%	6/1/29	6	6
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	1,601	1,578
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	294	287
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	405	391
	Highwoods Realty LP	2.600%	2/1/31	310	260
	Highwoods Realty LP	7.650%	2/1/34	429	475
[5]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[5]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[5]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	2	2
[5]	Hilton Domestic Operating Co. Inc.	6.125%	4/1/32	70	71
[5]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	15	15
	Home Depot Inc.	3.900%	6/15/47	125	98
	Home Depot Inc.	4.500%	12/6/48	75	64
	Home Depot Inc.	4.950%	9/15/52	55	50
	Home Depot Inc.	5.300%	6/25/54	930	886
	Home Depot Inc.	3.500%	9/15/56	70	48
	Host Hotels & Resorts LP	5.700%	7/1/34	215	213
[5]	HPS Corporate Lending Fund	5.950%	4/14/32	300	297
[5]	HUB International Ltd.	7.250%	6/15/30	5	5
[5]	HUB International Ltd.	7.375%	1/31/32	5	5
	Huntington Bancshares Inc.	6.208%	8/21/29	1,150	1,191
	Huntington Bancshares Inc.	5.272%	1/15/31	280	281
	Huntington Bancshares Inc.	5.709%	2/2/35	920	920
	Huntington Bancshares Inc.	2.487%	8/15/36	150	122
	Huntington Bancshares Inc.	6.141%	11/18/39	380	381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	368	369
	Hyatt Hotels Corp.	5.250%	6/30/29	45	45
[5]	Imola Merger Corp.	4.750%	5/15/29	13	12
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	250	185
	Ingersoll Rand Inc.	5.176%	6/15/29	100	101
	Ingersoll Rand Inc.	5.314%	6/15/31	140	141
	Ingersoll Rand Inc.	5.450%	6/15/34	200	201
	Intel Corp.	2.450%	11/15/29	1,273	1,126
	Intel Corp.	5.125%	2/10/30	160	160
	Intel Corp.	2.000%	8/12/31	158	129
	Intel Corp.	4.150%	8/5/32	279	255
	Intel Corp.	5.200%	2/10/33	254	247
	Intel Corp.	5.625%	2/10/43	80	74
	Intel Corp.	3.734%	12/8/47	266	178
	Intel Corp.	3.050%	8/12/51	177	101
	Intel Corp.	4.900%	8/5/52	100	79
	Intel Corp.	5.700%	2/10/53	928	826
	Intel Corp.	5.600%	2/21/54	440	387
	Intel Corp.	5.900%	2/10/63	60	54
	Intercontinental Exchange Inc.	5.250%	6/15/31	350	355
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	63
	Intercontinental Exchange Inc.	3.000%	9/15/60	50	30
	Intercontinental Exchange Inc.	5.200%	6/15/62	20	18
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	74
	Invesco Finance plc	5.375%	11/30/43	55	52
[5]	Iron Mountain Inc.	6.250%	1/15/33	10	10
[5]	ITC Holdings Corp.	2.950%	5/14/30	150	135
	Jacobs Engineering Group Inc.	5.900%	3/1/33	110	112
	JBS USA Holding Lux Sarl	6.750%	3/15/34	488	519
	JBS USA Holding Lux Sarl	7.250%	11/15/53	265	295
[5]	JBS USA LUX Sarl	6.375%	2/25/55	725	731
[5]	Jersey Central Power & Light Co.	5.100%	1/15/35	360	351
[5]	JetBlue Airways Corp.	9.875%	9/20/31	84	89
	John Deere Capital Corp.	3.900%	6/7/32	95	89
	John Deere Capital Corp.	5.150%	9/8/33	95	96
	JPMorgan Chase & Co.	4.979%	7/22/28	413	415
	JPMorgan Chase & Co.	4.851%	7/25/28	140	140
	JPMorgan Chase & Co.	5.012%	1/23/30	730	731
	JPMorgan Chase & Co.	5.581%	4/22/30	2,710	2,765
	JPMorgan Chase & Co.	4.995%	7/22/30	1,000	999
	JPMorgan Chase & Co.	4.603%	10/22/30	470	461
	JPMorgan Chase & Co.	5.140%	1/24/31	720	723
	JPMorgan Chase & Co.	4.586%	4/26/33	100	96
	JPMorgan Chase & Co.	5.350%	6/1/34	130	130
	JPMorgan Chase & Co.	5.294%	7/22/35	415	411
	JPMorgan Chase & Co.	4.946%	10/22/35	1,130	1,091
	JPMorgan Chase & Co.	6.400%	5/15/38	150	164
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	62	53
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	379	284
	JPMorgan Chase & Co.	5.600%	7/15/41	81	82
	JPMorgan Chase & Co.	2.525%	11/19/41	190	129
	JPMorgan Chase & Co.	5.534%	11/29/45	490	482
[5]	Kaiser Aluminum Corp.	4.625%	3/1/28	10	10
[5]	KeHE Distributors LLC	9.000%	2/15/29	19	20
	Kenvue Inc.	5.100%	3/22/43	95	91
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	276
	KeyBank NA	5.000%	1/26/33	100	97
	KeyCorp	6.401%	3/6/35	110	115
	Keysight Technologies Inc.	4.950%	10/15/34	266	255
	Kimco Realty OP LLC	4.250%	4/1/45	75	61
	Kimco Realty OP LLC	3.700%	10/1/49	70	50
[5]	Kinetik Holdings LP	6.625%	12/15/28	5	5
[5]	Kinetik Holdings LP	5.875%	6/15/30	2	2
	Kraft Heinz Foods Co.	3.750%	4/1/30	340	321
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	23
	Kroger Co.	2.200%	5/1/30	120	105
	Kroger Co.	5.000%	9/15/34	340	330
	Kroger Co.	5.500%	9/15/54	205	192
	Kyndryl Holdings Inc.	6.350%	2/20/34	100	104
	L3Harris Technologies Inc.	5.250%	6/1/31	1,180	1,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	5.054%	4/27/45	30	28
[5]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	12	11
[5]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	18	19
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	6	6
[5]	Level 3 Financing Inc.	3.875%	11/15/29	5	4
[5]	Level 3 Financing Inc.	10.500%	5/15/30	5	5
[5]	Level 3 Financing Inc.	10.000%	10/15/32	5	5
[5]	LifePoint Health Inc.	11.000%	10/15/30	3	3
[5]	Lithia Motors Inc.	4.625%	12/15/27	10	10
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	32
	Lockheed Martin Corp.	4.300%	6/15/62	295	232
	Lockheed Martin Corp.	5.200%	2/15/64	520	475
	Lowe's Cos. Inc.	4.450%	4/1/62	190	148
	LPL Holdings Inc.	6.750%	11/17/28	430	453
	LYB International Finance III LLC	3.375%	10/1/40	50	37
	M&T Bank Corp.	7.413%	10/30/29	316	339
	M&T Bank Corp.	6.082%	3/13/32	1,030	1,061
[5]	Magnera Corp.	7.250%	11/15/31	75	74
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	370	367
[5]	Mars Inc.	3.875%	4/1/39	178	149
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	75	67
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	93
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	110	117
	Martin Marietta Materials Inc.	5.500%	12/1/54	558	527
[5]	Match Group Holdings II LLC	4.125%	8/1/30	75	68
[5]	McAfee Corp.	7.375%	2/15/30	8	8
[5]	Medline Borrower LP	3.875%	4/1/29	3	3
[5]	Medline Borrower LP	6.250%	4/1/29	41	42
[5]	Medline Borrower LP	5.250%	10/1/29	3	3
	Merck & Co. Inc.	5.150%	5/17/63	160	147
	Meta Platforms Inc.	4.650%	8/15/62	42	35
	MetLife Inc.	4.125%	8/13/42	60	50
	MetLife Inc.	4.875%	11/13/43	60	54
	MetLife Inc.	5.250%	1/15/54	60	56
	MGM Resorts International	6.500%	4/15/32	5	5
	Microchip Technology Inc.	4.900%	3/15/28	218	218
	Microchip Technology Inc.	5.050%	2/15/30	266	264
	MidAmerican Energy Co.	5.300%	2/1/55	530	495
[5]	Midcontinent Communications	8.000%	8/15/32	80	82
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,133	2,150
[5]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	5	5
	Morgan Stanley	2.475%	1/21/28	700	669
	Morgan Stanley	5.652%	4/13/28	530	539
	Morgan Stanley	5.173%	1/16/30	740	743
	Morgan Stanley	4.654%	10/18/30	740	725
	Morgan Stanley	5.230%	1/15/31	550	553
	Morgan Stanley	2.511%	10/20/32	2,220	1,875
	Morgan Stanley	2.943%	1/21/33	400	345
	Morgan Stanley	5.466%	1/18/35	120	120
[9]	Morgan Stanley	5.213%	10/24/35	800	970
	Morgan Stanley	5.587%	1/18/36	420	423
[4]	Morgan Stanley	3.971%	7/22/38	90	77
[4]	Morgan Stanley	4.457%	4/22/39	165	149
	Morgan Stanley	6.375%	7/24/42	150	163
	Morgan Stanley	4.375%	1/22/47	200	168
	Morgan Stanley	5.516%	11/19/55	1,160	1,125
	Morgan Stanley Bank NA	5.504%	5/26/28	250	253
	Morgan Stanley Bank NA	4.968%	7/14/28	1,239	1,242
[4]	Mount Sinai Hospital	3.737%	7/1/49	200	131
	MPLX LP	1.750%	3/1/26	150	145
	MPT Operating Partnership LP	3.500%	3/15/31	25	17
[5,10]	MPT Operating Partnership LP	8.500%	2/15/32	10	10
[7]	MSD Netherlands Capital BV	3.750%	5/30/54	991	1,007
[5]	Mueller Water Products Inc.	4.000%	6/15/29	75	70
	Nasdaq Inc.	5.350%	6/28/28	178	181
	Nasdaq Inc.	2.500%	12/21/40	100	67
	Nasdaq Inc.	3.950%	3/7/52	30	22
	Nasdaq Inc.	5.950%	8/15/53	175	177
[5]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	84	79
[5]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	1	1
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	48
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	94
	Navient Corp.	4.875%	3/15/28	2	2
	Navient Corp.	9.375%	7/25/30	3	3
[5]	NCL Corp. Ltd.	5.875%	2/15/27	14	14
[5]	NCL Corp. Ltd.	8.125%	1/15/29	3	3
[5]	NCL Corp. Ltd.	7.750%	2/15/29	75	80
[5]	NCL Corp. Ltd.	6.750%	2/1/32	10	10
[7]	Nestle Finance International Ltd.	0.000%	3/3/33	400	330
	Nevada Power Co.	6.000%	3/15/54	180	183
[10]	Nevada Power Co.	6.250%	5/15/55	220	221
	Newell Brands Inc.	6.375%	9/15/27	4	4
	Newell Brands Inc.	6.625%	9/15/29	15	15
	Newell Brands Inc.	6.375%	5/15/30	5	5
	Newell Brands Inc.	6.625%	5/15/32	70	71
	Newell Brands Inc.	6.875%	4/1/36	6	6
	Newell Brands Inc.	7.000%	4/1/46	4	4
	Newmont Corp.	2.250%	10/1/30	100	87
[5]	News Corp.	3.875%	5/15/29	36	34
[5]	Nexstar Media Inc.	4.750%	11/1/28	40	38
[5]	NextEra Energy Operating Partners LP	4.500%	9/15/27	70	66
[5]	Niagara Mohawk Power Corp.	5.664%	1/17/54	160	153
	NiSource Inc.	5.250%	3/30/28	100	101
	NiSource Inc.	5.200%	7/1/29	700	706
	NiSource Inc.	5.400%	6/30/33	60	60
	NiSource Inc.	5.350%	4/1/34	400	397
	NiSource Inc.	4.800%	2/15/44	630	555
	NiSource Inc.	3.950%	3/30/48	50	38
	Norfolk Southern Corp.	3.050%	5/15/50	120	77
	Norfolk Southern Corp.	5.950%	3/15/64	150	153
	Northern States Power Co.	6.250%	6/1/36	144	156
	Northrop Grumman Corp.	5.250%	5/1/50	545	508
	Northrop Grumman Corp.	5.200%	6/1/54	550	509
	Novartis Capital Corp.	4.700%	9/18/54	155	137
[5]	Novelis Corp.	4.750%	1/30/30	15	14
[5]	Novelis Corp.	3.875%	8/15/31	98	86
[5]	Novelis Inc.	6.875%	1/30/30	9	9
[5]	NRG Energy Inc.	6.250%	11/1/34	75	74
	Nucor Corp.	4.400%	5/1/48	70	58
	Nucor Corp.	3.850%	4/1/52	50	37
	NuStar Logistics LP	6.375%	10/1/30	20	20
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Occidental Petroleum Corp.	6.375%	9/1/28	138	143
	Occidental Petroleum Corp.	5.200%	8/1/29	315	313
	Occidental Petroleum Corp.	7.500%	5/1/31	44	48
	Occidental Petroleum Corp.	6.450%	9/15/36	15	15
	Occidental Petroleum Corp.	6.600%	3/15/46	10	10
	Occidental Petroleum Corp.	6.050%	10/1/54	175	164
	OGE Energy Corp.	5.450%	5/15/29	150	153
	Oglethorpe Power Corp.	6.200%	12/1/53	130	134
[5]	Olympus Water US Holding Corp.	4.250%	10/1/28	2	2
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	20	21
[5]	Olympus Water US Holding Corp.	7.250%	6/15/31	5	5
	Omega Healthcare Investors Inc.	3.625%	10/1/29	336	311
	Omega Healthcare Investors Inc.	3.375%	2/1/31	185	165
	OneMain Finance Corp.	3.500%	1/15/27	15	14
	OneMain Finance Corp.	3.875%	9/15/28	35	33
	OneMain Finance Corp.	7.125%	11/15/31	2	2
	ONEOK Inc.	5.550%	11/1/26	130	132
	ONEOK Inc.	5.650%	11/1/28	135	138
	ONEOK Partners LP	6.125%	2/1/41	135	135
[10]	Oracle Corp.	4.800%	8/3/28	700	701
	Oracle Corp.	4.200%	9/27/29	2,282	2,211
	Oracle Corp.	2.950%	4/1/30	40	36
	Oracle Corp.	2.875%	3/25/31	270	238
[10]	Oracle Corp.	5.250%	2/3/32	790	789
	Oracle Corp.	3.850%	7/15/36	250	213
	Oracle Corp.	3.600%	4/1/40	430	336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.650%	3/25/41	150	116
[10]	Oracle Corp.	6.000%	8/3/55	730	729
[5]	Organon & Co.	4.125%	4/30/28	13	12
[5]	Organon & Co.	6.750%	5/15/34	5	5
[5]	Outfront Media Capital LLC	7.375%	2/15/31	3	3
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	11	11
[5]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	9	9
	Pacific Gas & Electric Co.	3.150%	1/1/26	200	196
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	92
	Pacific Gas & Electric Co.	5.550%	5/15/29	970	968
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	118
	Pacific Gas & Electric Co.	6.150%	1/15/33	130	132
	Pacific Gas & Electric Co.	4.500%	7/1/40	430	356
	Pacific Gas & Electric Co.	4.750%	2/15/44	40	33
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	65
[5]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	15	15
[5]	Panther Escrow Issuer LLC	7.125%	6/1/31	5	5
	Paramount Global	4.950%	1/15/31	38	36
	Paramount Global	6.875%	4/30/36	100	102
	Paramount Global	5.850%	9/1/43	300	263
	Paramount Global	4.900%	8/15/44	290	224
	Paramount Global	4.600%	1/15/45	260	194
[5]	Park Intermediate Holdings LLC	7.000%	2/1/30	5	5
[5]	Pattern Energy Operations LP	4.500%	8/15/28	72	68
	PayPal Holdings Inc.	5.050%	6/1/52	40	37
[5]	Pebblebrook Hotel LP	6.375%	10/15/29	3	3
	PECO Energy Co.	4.150%	10/1/44	130	107
[5]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
[5]	Penske Truck Leasing Co. LP	5.350%	1/12/27	900	908
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/28	155	160
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	56	59
	PepsiCo Inc.	4.200%	7/18/52	25	20
[5]	Performance Food Group Inc.	6.125%	9/15/32	10	10
[5]	Permian Resources Operating LLC	5.875%	7/1/29	25	25
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	260	245
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	142
	Philip Morris International Inc.	5.125%	2/15/30	105	106
	Philip Morris International Inc.	5.500%	9/7/30	10	10
[7]	Philip Morris International Inc.	0.800%	8/1/31	1,800	1,600
	Philip Morris International Inc.	5.750%	11/17/32	224	231
[7]	Philip Morris International Inc.	1.450%	8/1/39	1,000	738
	Philip Morris International Inc.	4.250%	11/10/44	165	135
	Phillips 66	4.650%	11/15/34	40	37
	Phillips 66 Co.	3.150%	12/15/29	177	163
[5]	Phinia Inc.	6.625%	10/15/32	5	5
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	128
	Pioneer Natural Resources Co.	2.150%	1/15/31	145	124
	Plains All American Pipeline LP	4.900%	2/15/45	30	26
[4]	PNC Bank NA	2.700%	10/22/29	289	260
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,400	1,423
	PNC Financial Services Group Inc.	5.068%	1/24/34	390	382
	PNC Financial Services Group Inc.	5.939%	8/18/34	160	165
	PNC Financial Services Group Inc.	6.875%	10/20/34	585	641
	PNC Financial Services Group Inc.	5.676%	1/22/35	700	711
	PNC Financial Services Group Inc.	5.575%	1/29/36	840	844
[5]	Post Holdings Inc.	6.250%	2/15/32	5	5
[5]	Post Holdings Inc.	6.375%	3/1/33	15	15
[5]	Post Holdings Inc.	6.250%	10/15/34	5	5
	Principal Financial Group Inc.	5.500%	3/15/53	219	208
[7]	Prologis Euro Finance LLC	1.000%	2/16/41	200	134
[7]	Prologis Euro Finance LLC	4.250%	1/31/43	100	106
	Prologis LP	1.750%	2/1/31	157	131
	Prologis LP	5.125%	1/15/34	37	37
	Prologis LP	5.250%	6/15/53	267	250
	Prologis LP	5.250%	3/15/54	570	534
	Prudential Financial Inc.	3.935%	12/7/49	260	196
[4]	Prudential Financial Inc.	4.350%	2/25/50	65	53
[4]	Prudential Financial Inc.	3.700%	3/13/51	70	51
	Prudential Financial Inc.	6.500%	3/15/54	130	132
	Public Service Co. of Colorado	4.050%	9/15/49	230	176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	74
	Public Service Electric & Gas Co.	5.125%	3/15/53	160	148
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,010	1,019
[5,10]	Quikrete Holdings Inc.	6.375%	3/1/32	15	15
[5,10]	Quikrete Holdings Inc.	6.750%	3/1/33	10	10
	Range Resources Corp.	8.250%	1/15/29	10	10
[5]	Range Resources Corp.	4.750%	2/15/30	70	67
[5]	Raven Acquisition Holdings LLC	6.875%	11/15/31	5	5
	Realty Income Corp.	2.200%	6/15/28	160	147
	Realty Income Corp.	4.850%	3/15/30	165	164
[7]	Realty Income Corp.	4.875%	7/6/30	2,100	2,323
	Regions Financial Corp.	5.722%	6/6/30	1,257	1,278
	Regions Financial Corp.	5.502%	9/6/35	1,360	1,335
[5]	RHP Hotel Properties LP	6.500%	4/1/32	5	5
[5,10]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	5	5
[5]	Roche Holdings Inc.	5.218%	3/8/54	440	420
[5]	Rocket Mortgage LLC	2.875%	10/15/26	9	9
[5]	Rocket Mortgage LLC	4.000%	10/15/33	80	68
[5]	Rocket Software Inc.	9.000%	11/28/28	5	5
[5]	Rocket Software Inc.	6.500%	2/15/29	70	66
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	5	5
[5]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	5	5
	RPM International Inc.	4.550%	3/1/29	115	113
	RTX Corp.	4.875%	10/15/40	557	511
[5]	Ryan Specialty LLC	4.375%	2/1/30	70	66
[5]	Ryan Specialty LLC	5.875%	8/1/32	13	13
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	108
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	1,840	1,786
	Sabra Health Care LP	3.900%	10/15/29	221	207
	Sabra Health Care LP	3.200%	12/1/31	320	274
[5]	Saks Global Enterprises LLC	11.000%	12/15/29	10	10
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,140	1,085
	SBA Communications Corp.	3.125%	2/1/29	17	15
[5]	Scripps Escrow Inc.	5.875%	7/15/27	17	14
[5]	Scripps Escrow II Inc.	3.875%	1/15/29	6	4
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	3	2
[5]	Sealed Air Corp.	6.125%	2/1/28	5	5
[5]	Sealed Air Corp.	5.000%	4/15/29	7	7
[5]	Sealed Air Corp.	7.250%	2/15/31	5	5
	Sempra	6.625%	4/1/55	870	859
	Service Properties Trust	5.500%	12/15/27	5	5
	Service Properties Trust	8.375%	6/15/29	81	81
	Shell Finance US Inc.	4.375%	5/11/45	70	59
	Shell Finance US Inc.	3.750%	9/12/46	141	106
	Sherwin-Williams Co.	4.500%	6/1/47	80	67
[5]	Shift4 Payments LLC	6.750%	8/15/32	3	3
[5]	Sirius XM Radio LLC	5.000%	8/1/27	10	10
[5]	Six Flags Entertainment Corp.	6.625%	5/1/32	5	5
[5]	Sixth Street Lending Partners	6.125%	7/15/30	530	533
	SLM Corp.	6.500%	1/31/30	5	5
	Southern California Edison Co.	5.650%	10/1/28	600	606
[4]	Southern California Edison Co.	4.200%	3/1/29	100	95
	Southern California Edison Co.	5.450%	6/1/31	1,140	1,134
	Southern California Edison Co.	4.500%	9/1/40	50	42
[4]	Southern California Edison Co.	3.900%	3/15/43	50	37
	Southern California Edison Co.	4.000%	4/1/47	50	37
[4]	Southern California Gas Co.	2.550%	2/1/30	330	295
	Southern California Gas Co.	3.750%	9/15/42	50	39
[4]	Southern Co.	3.700%	4/30/30	30	28
	Southern Co.	5.700%	10/15/32	100	102
	Southern Co.	4.400%	7/1/46	30	25
	Southwest Airlines Co.	2.625%	2/10/30	250	221
	Spirit AeroSystems Inc.	4.600%	6/15/28	70	68
[5]	Spirit AeroSystems Inc.	9.375%	11/30/29	7	8
[5]	Spirit AeroSystems Inc.	9.750%	11/15/30	12	13
	Sprint Capital Corp.	6.875%	11/15/28	1,900	2,018
	Sprint Capital Corp.	8.750%	3/15/32	78	93
[5]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
[5]	Standard Building Solutions Inc.	6.500%	8/15/32	5	5
	Stanley Black & Decker Inc.	2.300%	3/15/30	45	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Star Parent Inc.	9.000%	10/1/30	8	8
	Starbucks Corp.	3.500%	11/15/50	125	87
[5]	Starwood Property Trust Inc.	7.250%	4/1/29	2	2
[5]	Starwood Property Trust Inc.	6.000%	4/15/30	80	79
	State Street Corp.	4.530%	2/20/29	240	238
	State Street Corp.	4.675%	10/22/32	570	555
	State Street Corp.	6.123%	11/21/34	322	335
[7]	Stryker Corp.	3.375%	9/11/32	800	837
	Stryker Corp.	4.625%	9/11/34	70	67
[5]	Summit Materials LLC	7.250%	1/15/31	3	3
	Sun Communities Operating LP	2.300%	11/1/28	200	181
[5]	Sunoco LP	7.000%	9/15/28	10	10
	Synovus Bank	5.625%	2/15/28	250	252
	Synovus Financial Corp.	6.168%	11/1/30	635	642
[5]	Tallgrass Energy Partners LP	7.375%	2/15/29	75	76
[5]	Tallgrass Energy Partners LP	6.000%	12/31/30	12	12
	Tapestry Inc.	5.100%	3/11/30	150	149
	Targa Resources Corp.	6.150%	3/1/29	310	322
	Targa Resources Corp.	6.125%	3/15/33	153	158
	Targa Resources Corp.	6.500%	3/30/34	600	636
	Targa Resources Corp.	6.500%	2/15/53	28	29
	Targa Resources Partners LP	4.875%	2/1/31	50	49
	Target Corp.	4.800%	1/15/53	60	53
	Tenet Healthcare Corp.	4.250%	6/1/29	13	12
	Tenet Healthcare Corp.	6.750%	5/15/31	15	15
[5]	Terex Corp.	6.250%	10/15/32	4	4
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	120
	Time Warner Cable LLC	5.875%	11/15/40	343	311
	Time Warner Cable LLC	4.500%	9/15/42	75	57
[7]	Timken Co.	4.125%	5/23/34	900	943
	T-Mobile USA Inc.	3.375%	4/15/29	245	230
	T-Mobile USA Inc.	3.875%	4/15/30	170	161
	T-Mobile USA Inc.	6.000%	6/15/54	230	233
	T-Mobile USA Inc.	3.600%	11/15/60	10	7
	Toll Brothers Finance Corp.	3.800%	11/1/29	65	61
[5]	TopBuild Corp.	3.625%	3/15/29	5	5
[5]	TopBuild Corp.	4.125%	2/15/32	10	9
	Toyota Motor Credit Corp.	5.100%	3/21/31	590	594
	Toyota Motor Credit Corp.	4.600%	10/10/31	150	146
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
[5]	TransDigm Inc.	6.750%	8/15/28	5	5
[5]	TransDigm Inc.	6.375%	3/1/29	33	33
[5]	TransDigm Inc.	6.875%	12/15/30	10	10
[5]	TransDigm Inc.	7.125%	12/1/31	10	10
[5]	TransDigm Inc.	6.625%	3/1/32	2	2
[5]	Transocean Inc.	8.250%	5/15/29	2	2
[5]	Transocean Inc.	8.750%	2/15/30	65	68
[5]	Transocean Inc.	8.500%	5/15/31	15	15
	Travelers Cos. Inc.	3.750%	5/15/46	260	199
[5]	Triumph Group Inc.	9.000%	3/15/28	10	10
	Uber Technologies Inc.	4.300%	1/15/30	210	204
	Uber Technologies Inc.	4.800%	9/15/34	105	101
	Uber Technologies Inc.	5.350%	9/15/54	650	602
[4]	UDR Inc.	2.950%	9/1/26	15	15
[5]	UKG Inc.	6.875%	2/1/31	10	10
	Union Electric Co.	4.000%	4/1/48	65	50
	Union Electric Co.	3.250%	10/1/49	75	51
	Union Electric Co.	3.900%	4/1/52	150	114
	Union Electric Co.	5.250%	1/15/54	250	231
	Union Pacific Corp.	3.250%	2/5/50	270	184
	Union Pacific Corp.	3.839%	3/20/60	35	25
[5]	United Airlines Inc.	4.375%	4/15/26	27	27
[5]	United Airlines Inc.	4.625%	4/15/29	50	48
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	26	26
	UnitedHealth Group Inc.	5.350%	2/15/33	360	363
	UnitedHealth Group Inc.	5.000%	4/15/34	45	44
	UnitedHealth Group Inc.	2.750%	5/15/40	100	71
	UnitedHealth Group Inc.	4.375%	3/15/42	215	184
	UnitedHealth Group Inc.	3.250%	5/15/51	100	66
	UnitedHealth Group Inc.	5.375%	4/15/54	265	248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	6.050%	2/15/63	200	203
[5]	Univision Communications Inc.	4.500%	5/1/29	2	2
[5]	Univision Communications Inc.	7.375%	6/30/30	18	18
[5]	Univision Communications Inc.	8.500%	7/31/31	80	80
	US Bancorp	5.775%	6/12/29	350	359
	US Bancorp	5.384%	1/23/30	190	192
	US Bancorp	5.850%	10/21/33	400	411
	US Bancorp	4.839%	2/1/34	220	211
	US Bancorp	5.836%	6/12/34	276	282
[5]	US Foods Inc.	6.875%	9/15/28	2	2
[5]	US Foods Inc.	4.750%	2/15/29	9	9
[5]	US Foods Inc.	5.750%	4/15/33	5	5
[5]	USI Inc.	7.500%	1/15/32	2	2
[5]	UWM Holdings LLC	6.625%	2/1/30	5	5
[5]	Vail Resorts Inc.	6.500%	5/15/32	13	13
[5]	Valaris Ltd.	8.375%	4/30/30	16	16
	Valero Energy Corp.	4.350%	6/1/28	48	47
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	19
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
[5]	Venture Global LNG Inc.	8.125%	6/1/28	3	3
[5]	Venture Global LNG Inc.	9.500%	2/1/29	12	13
[5]	Venture Global LNG Inc.	7.000%	1/15/30	5	5
[5]	Venture Global LNG Inc.	8.375%	6/1/31	30	32
[5]	Venture Global LNG Inc.	9.875%	2/1/32	5	6
	Verisk Analytics Inc.	5.500%	6/15/45	100	94
	Verizon Communications Inc.	1.500%	9/18/30	285	237
	Verizon Communications Inc.	4.400%	11/1/34	140	130
	Verizon Communications Inc.	5.250%	3/16/37	170	167
	Verizon Communications Inc.	4.812%	3/15/39	110	101
	Verizon Communications Inc.	2.650%	11/20/40	75	51
	Verizon Communications Inc.	3.850%	11/1/42	30	24
	Verizon Communications Inc.	3.875%	3/1/52	130	96
	Verizon Communications Inc.	2.987%	10/30/56	990	587
	Verizon Communications Inc.	3.000%	11/20/60	50	29
	Verizon Communications Inc.	3.700%	3/22/61	85	57
[5]	Viper Energy Inc.	7.375%	11/1/31	5	5
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	150	121
	Virginia Electric & Power Co.	5.450%	4/1/53	100	94
	Virginia Electric & Power Co.	5.350%	1/15/54	350	326
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	22	22
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	8	7
[5]	Vistra Operations Co. LLC	7.750%	10/15/31	3	3
[5]	Vital Energy Inc.	7.750%	7/31/29	5	5
[5]	Vital Energy Inc.	7.875%	4/15/32	9	9
	VMware LLC	1.800%	8/15/28	400	360
	VMware LLC	4.700%	5/15/30	130	127
	VMware LLC	2.200%	8/15/31	220	183
	Vulcan Materials Co.	4.950%	12/1/29	354	354
	Vulcan Materials Co.	5.700%	12/1/54	294	287
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	5	5
	Walt Disney Co.	6.650%	11/15/37	70	78
	Walt Disney Co.	3.500%	5/13/40	125	100
	Walt Disney Co.	2.750%	9/1/49	45	28
	Walt Disney Co.	3.600%	1/13/51	45	33
[7]	Warnermedia Holdings Inc.	4.693%	5/17/33	100	104
	Warnermedia Holdings Inc.	5.050%	3/15/42	674	542
	Waste Management Inc.	5.350%	10/15/54	300	288
[5]	Waste Pro USA Inc.	7.000%	2/1/33	5	5
[5]	Wayfair LLC	7.250%	10/31/29	3	3
[4]	Wells Fargo & Co.	2.393%	6/2/28	340	321
	Wells Fargo & Co.	3.350%	3/2/33	400	353
	Wells Fargo & Co.	5.389%	4/24/34	250	248
[4]	Wells Fargo & Co.	3.068%	4/30/41	320	235
	Wells Fargo & Co.	5.375%	11/2/43	90	85
[4]	Wells Fargo & Co.	4.400%	6/14/46	60	49
[4]	Wells Fargo & Co.	5.013%	4/4/51	80	72
	Wells Fargo & Co.	4.611%	4/25/53	50	42
[4]	Wells Fargo Bank NA	6.600%	1/15/38	100	109
[5]	WESCO Distribution Inc.	6.375%	3/15/29	10	10
[5]	WESCO Distribution Inc.	6.625%	3/15/32	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	4.500%	3/1/28	49	48
	Western Midstream Operating LP	4.750%	8/15/28	104	102
	Western Midstream Operating LP	5.300%	3/1/48	70	60
	Weyerhaeuser Co.	4.000%	11/15/29	91	87
	Williams Cos. Inc.	5.300%	8/15/28	225	228
	Williams Cos. Inc.	4.800%	11/15/29	425	421
	Williams Cos. Inc.	4.650%	8/15/32	80	76
	Williams Cos. Inc.	5.150%	3/15/34	195	190
	Williams Cos. Inc.	6.300%	4/15/40	65	67
	Willis North America Inc.	2.950%	9/15/29	85	77
	Willis North America Inc.	3.875%	9/15/49	70	51
	Workday Inc.	3.700%	4/1/29	140	133
[5]	WR Grace Holdings LLC	5.625%	8/15/29	5	5
[5]	WR Grace Holdings LLC	7.375%	3/1/31	6	6
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	15	14
[5]	XHR LP	4.875%	6/1/29	5	5
[5]	XHR LP	6.625%	5/15/30	5	5
	Zoetis Inc.	4.700%	2/1/43	129	115
	Zoetis Inc.	3.950%	9/12/47	70	54
					238,158
Zambia (0.0%)
[5]	First Quantum Minerals Ltd.	9.375%	3/1/29	65	69
Total Corporate Bonds (Cost $459,329)					448,813
Floating Rate Loan Interests (0.0%)
Ireland (0.0%)
[8]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	6.079%	11/6/28	45	44
United States (0.0%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	9.305%	4/20/28	22	23
[8]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.661%	5/10/27	5	5
[8]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.312%	4/23/31	7	7
[8]	First Student Bidco Inc. First Lien Term Loan B-2, TSFR3M + 2.500%	6.892%	7/21/28	20	20
[8]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR1M + 2.500%	6.803%	7/1/31	2	2
[8]	HUB International Ltd. First Lien Incremental Term Loan, TSFR12M + 3.000%	8.040%	6/20/30	2	2
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.337%	3/1/29	10	10
[8]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.562%	10/23/28	14	14
					83
Total Floating Rate Loan Interests (Cost $125)					127
Sovereign Bonds (21.9%)
Austria (0.1%)
[5,7]	Republic of Austria	1.850%	5/23/49	890	722
Azerbaijan (0.2%)
[11]	Southern Gas Corridor CJSC	6.875%	3/24/26	1,505	1,523
Belgium (0.8%)
[5,12]	Dexia SA	4.750%	1/24/30	3,972	3,971
[5]	Kingdom of Belgium	4.875%	6/10/55	1,286	1,194
					5,165
Bermuda (0.1%)
	Bermuda	5.000%	7/15/32	500	484
Canada (2.9%)
[13]	Canadian Government Bond	3.500%	12/1/45	536	384
[13]	Canadian Government Bond	2.750%	12/1/48	474	300
[13]	Canadian Government Bond	1.750%	12/1/53	573	285
[5]	CDP Financial Inc.	4.625%	1/24/30	4,177	4,169
[5,7]	OMERS Finance Trust	3.250%	1/28/35	1,483	1,547
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	782
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	337
	Province of British Columbia	4.700%	1/24/28	8,010	8,062
	Province of Saskatchewan	4.650%	1/28/30	3,127	3,136
					19,002
Chile (0.4%)
	Empresa Nacional del Petroleo	5.250%	11/6/29	570	562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Republic of Chile	3.750%	1/14/32	1,871	1,948
					2,510
Colombia (0.6%)
[4]	Republic of Colombia	3.000%	1/30/30	1,570	1,317
	Republic of Colombia	7.750%	11/7/36	2,426	2,378
[4]	Republic of Colombia	3.875%	2/15/61	1,200	631
					4,326
Dominican Republic (0.1%)
	Dominican Republic	6.875%	1/29/26	400	405
Egypt (0.0%)
[7]	Arab Republic of Egypt	4.750%	4/16/26	210	213
Finland (0.1%)
[7]	Republic of Finland	3.200%	4/15/45	679	707
France (2.0%)
	Agence Francaise de Developpement EPIC	4.000%	6/15/27	5,200	5,131
[5]	Caisse d'Amortissement de la Dette Sociale	4.750%	1/22/30	3,914	3,931
[5]	Electricite de France SA	5.700%	5/23/28	315	321
[5]	Electricite de France SA	6.250%	5/23/33	240	251
[7,10]	Ile-de-France Mobilites	3.800%	5/25/45	500	522
[7]	Societe Des Grands Projets EPIC	0.700%	10/15/60	500	198
[7,10]	Ville de Paris	3.500%	2/5/36	1,900	1,978
[7]	Ville de Paris	3.750%	6/22/48	800	813
					13,145
Germany (1.7%)
[7]	Federal Republic of Germany	1.300%	10/15/27	4,073	4,139
[7]	Federal Republic of Germany	2.600%	5/15/41	3,650	3,717
[7]	Federal Republic of Germany	3.250%	7/4/42	250	278
[7]	Federal Republic of Germany	1.250%	8/15/48	750	581
[7]	Federal Republic of Germany	1.800%	8/15/53	378	320
[7]	Free and Hanseatic City of Hamburg	2.375%	10/2/29	1,663	1,711
[7]	State of Bremen	2.750%	1/28/33	831	862
					11,608
Greece (0.7%)
[5,7]	Hellenic Republic	3.375%	6/15/34	1,831	1,917
[5,7]	Hellenic Republic	3.625%	6/15/35	2,049	2,173
[7]	Hellenic Republic	4.200%	1/30/42	213	235
[5,7]	Hellenic Republic	4.125%	6/15/54	459	490
					4,815
Iceland (0.3%)
[7]	Republic of Iceland	3.500%	3/21/34	1,730	1,855
Indonesia (0.4%)
	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/54	2,130	2,083
[7]	Republic of Indonesia	1.450%	9/18/26	545	549
					2,632
Israel (0.1%)
	State of Israel	5.750%	3/12/54	520	481
Italy (1.0%)
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	2,944	3,015
	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	2,059	2,105
[5,7]	Republic of Italy	4.050%	10/30/37	1,289	1,385
					6,505
Japan (0.2%)
[14]	Japan	1.200%	6/20/53	112,450	565
[14]	Japan	2.200%	6/20/54	112,450	712
					1,277
Kazakhstan (0.0%)
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	281	282
Latvia (0.1%)
[5]	Republic of Latvia	5.125%	7/30/34	565	549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lithuania (0.1%)
[7]	Republic of Lithuania	3.500%	7/3/31	528	563
Mexico (2.1%)
	Comision Federal de Electricidad	5.000%	9/29/36	199	174
	Petroleos Mexicanos	4.500%	1/23/26	170	165
	Petroleos Mexicanos	6.875%	8/4/26	560	550
	Petroleos Mexicanos	6.500%	3/13/27	1,910	1,843
	Petroleos Mexicanos	6.375%	1/23/45	781	520
[4]	United Mexican States	4.750%	4/27/32	1,204	1,099
	United Mexican States	4.875%	5/19/33	1,920	1,729
[15]	United Mexican States	7.500%	5/26/33	16,300	680
[15]	United Mexican States	7.750%	11/23/34	29,650	1,231
	United Mexican States	6.875%	5/13/37	5,959	5,996
					13,987
Morocco (0.1%)
	Kingdom of Morocco	2.375%	12/15/27	500	459
Oman (0.4%)
	Oman Government Bond	4.750%	6/15/26	405	402
	Oman Government Bond	6.750%	10/28/27	1,990	2,060
					2,462
Panama (0.0%)
[4]	Republic of Panama	4.300%	4/29/53	250	152
Peru (0.5%)
	Petroleos del Peru SA	4.750%	6/19/32	280	213
	Petroleos del Peru SA	5.625%	6/19/47	250	158
[4]	Republic of Peru	2.783%	1/23/31	2,075	1,783
	Republic of Peru	5.875%	8/8/54	1,120	1,071
					3,225
Philippines (0.1%)
[7,10]	Republic of the Philippines	3.625%	2/4/32	746	774
Poland (0.1%)
[5,16]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	995	995
Portugal (0.1%)
[5,7]	Portuguese Republic	3.000%	6/15/35	547	569
Saudi Arabia (0.4%)
[5]	Kingdom of Saudi Arabia	5.750%	1/16/54	2,199	2,083
	Kingdom of Saudi Arabia	3.750%	1/21/55	531	360
					2,443
South Africa (0.1%)
[5]	Republic of South Africa	7.950%	11/19/54	480	460
South Korea (0.1%)
	Korea Electric Power Corp.	5.375%	4/6/26	930	936
Spain (0.9%)
[7]	Adif Alta Velocidad	3.125%	1/31/30	1,700	1,770
[7]	Adif Alta Velocidad	3.625%	4/30/35	2,100	2,195
[5,7]	Kingdom of Spain	3.150%	4/30/35	1,671	1,738
					5,703
Supranational (4.2%)
	Asian Development Bank	4.375%	1/14/28	1,789	1,792
[7]	Asian Development Bank	2.800%	1/15/32	657	684
[5]	Central American Bank for Economic Integration	5.000%	1/25/27	1,340	1,348
[5]	Central American Bank for Economic Integration	4.750%	1/24/28	3,430	3,438
	Corp. Andina de Fomento	5.000%	1/24/29	1,560	1,573
	Corp. Andina de Fomento	5.000%	1/22/30	3,326	3,352
	European Investment Bank	4.500%	3/14/30	2,324	2,333
[7]	European Investment Bank	2.875%	1/15/35	1,611	1,675
[7]	European Union	2.000%	10/4/27	5,747	5,909
[7]	European Union	2.625%	7/4/28	2,916	3,043
[7]	European Union	0.300%	11/4/50	1,484	756
[7]	European Union	0.700%	7/6/51	1,000	570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	International Development Association	4.375%	11/27/29	1,294	1,290
					27,763
United Kingdom (0.7%)
[9]	United Kingdom	1.625%	10/22/28	662	753
[9]	United Kingdom	0.500%	1/31/29	600	646
[9]	United Kingdom	4.125%	7/22/29	965	1,191
[9]	United Kingdom	0.375%	10/22/30	615	618
[9]	United Kingdom	4.500%	12/7/42	570	665
[9]	United Kingdom	1.500%	7/22/47	295	193
[9]	United Kingdom	3.750%	10/22/53	355	349
[9]	United Kingdom	3.500%	7/22/68	90	82
					4,497
Uzbekistan (0.2%)
	Republic of Uzbekistan International Bond	5.375%	2/20/29	1,787	1,692
Total Sovereign Bonds (Cost $146,063)					144,886
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	Los Angeles CA Department of Water & Power System Revenue (Cost $780)	6.574%	7/1/45	760	783
				Shares
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[17]	Vanguard Market Liquidity Fund (Cost $12,218)	4.371%		122,189	12,218
Total Investments (97.8%) (Cost $658,429)					646,010
Other Assets and Liabilities—Net (2.2%)					14,498
Net Assets (100%)					660,508
Cost is in $000.
1	Securities with a value of $907,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $3,350,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $1,981,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $72,554,000, representing 11.0% of net assets.
6	Face amount denominated in Australian dollars.
7	Face amount denominated in euro.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in British pounds.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
11	Guaranteed by the Republic of Azerbaijan.
12	Guaranteed by the Republic of France.
13	Face amount denominated in Canadian dollars.
14	Face amount denominated in Japanese yen.
15	Face amount denominated in Mexican pesos.
16	Guaranteed by the Republic of Poland.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	57	11,721	10
5-Year Government of Canada Bond	March 2025	93	7,306	158
10-Year Government of Canada Bond	March 2025	65	5,543	141
10-Year U.S. Treasury Note	March 2025	113	12,299	27
AUD 5-Year Treasury Bond	March 2025	5	283	(2)
Euro-Bobl	March 2025	154	18,760	51
Long Gilt	March 2025	65	7,477	(5)
Long U.S. Treasury Bond	March 2025	47	5,354	10
				390

Short Futures Contracts
5-Year U.S. Treasury Note	March 2025	(147)	(15,640)	(21)
10-Year Japanese Government Bond	March 2025	(6)	(5,442)	66
AUD 3-Year Treasury Bond	March 2025	(178)	(11,747)	43
AUD 10-Year Treasury Bond	March 2025	(110)	(7,681)	77
Euro-Bund	March 2025	(90)	(12,373)	(98)
Euro-Buxl	March 2025	(16)	(2,140)	(17)
Euro-OAT	March 2025	(27)	(3,456)	(26)
Euro-Schatz	March 2025	(73)	(8,089)	—
Mini 10-Year Japanese Government Bond	March 2025	(22)	(1,996)	24
Ultra Long U.S. Treasury Bond	March 2025	(58)	(6,871)	(32)
				16
				406

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	2/4/25	AUD	54,886	USD	34,150	—	(27)
Toronto-Dominion Bank	2/4/25	AUD	158	USD	98	—	—
Deutsche Bank AG	2/4/25	AUD	111	USD	69	—	—
Barclays Bank plc	2/4/25	AUD	96	USD	59	—	—
Canadian Imperial Bank of Commerce	2/4/25	AUD	78	USD	49	—	(1)
JPMorgan Chase Bank, N.A.	2/3/25	CAD	1,535	USD	1,061	—	(5)
Toronto-Dominion Bank	2/3/25	CAD	299	USD	208	—	(3)
Toronto-Dominion Bank	3/3/25	CAD	52	USD	36	—	—
Canadian Imperial Bank of Commerce	2/3/25	CAD	50	USD	35	—	—
State Street Bank & Trust Co.	2/3/25	CAD	41	USD	28	—	—
HSBC Bank plc	2/3/25	CAD	37	USD	26	—	—
JPMorgan Chase Bank, N.A.	3/3/25	CAD	28	USD	20	—	—
Standard Chartered Bank	2/3/25	CAD	23	USD	16	—	—
Toronto-Dominion Bank	2/4/25	CHF	6	USD	6	—	—
Royal Bank of Canada	3/4/25	CHF	6	USD	6	—	—
HSBC Bank plc	2/4/25	EUR	180,111	USD	187,064	—	(216)
HSBC Bank plc	3/4/25	EUR	10,663	USD	11,087	—	(12)
Standard Chartered Bank	2/4/25	EUR	3,730	USD	3,813	56	—
Barclays Bank plc	2/4/25	EUR	2,853	USD	2,937	23	—
Toronto-Dominion Bank	2/4/25	EUR	2,235	USD	2,295	23	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	2/4/25	EUR	1,783	USD	1,858	—	(9)
State Street Bank & Trust Co.	2/4/25	EUR	1,626	USD	1,686	1	—
UBS AG	2/4/25	EUR	1,629	USD	1,679	11	—
Morgan Stanley Capital Services LLC	3/19/25	EUR	1,583	USD	1,648	—	(3)
Barclays Bank plc	3/19/25	EUR	1,080	USD	1,116	7	—
Standard Chartered Bank	2/4/25	EUR	986	USD	1,023	—	—
JPMorgan Chase Bank, N.A.	2/4/25	EUR	201	USD	207	2	—
Deutsche Bank AG	2/4/25	GBP	24,405	USD	30,313	—	(54)
JPMorgan Chase Bank, N.A.	2/4/25	GBP	2,065	USD	2,546	14	—
UBS AG	2/4/25	GBP	95	USD	117	2	—
Barclays Bank plc	2/4/25	JPY	206,042	USD	1,331	—	(2)
Toronto-Dominion Bank	2/4/25	JPY	5,021	USD	32	—	—
JPMorgan Chase Bank, N.A.	2/4/25	JPY	2,689	USD	17	—	—
State Street Bank & Trust Co.	2/4/25	JPY	2,683	USD	17	—	—
BNP Paribas	2/4/25	JPY	2,619	USD	17	—	—
State Street Bank & Trust Co.	2/5/25	MXN	37,305	USD	1,810	—	(10)
State Street Bank & Trust Co.	3/4/25	USD	34,154	AUD	54,886	28	—
BNP Paribas	2/4/25	USD	31,596	AUD	50,973	—	(94)
State Street Bank & Trust Co.	2/4/25	USD	1,800	AUD	2,907	—	(8)
Standard Chartered Bank	2/4/25	USD	546	AUD	883	—	(3)
Bank of America, N.A.	2/4/25	USD	107	AUD	174	—	(1)
Barclays Bank plc	2/4/25	USD	69	AUD	111	—	—
JPMorgan Chase Bank, N.A.	2/4/25	USD	68	AUD	108	1	—
Toronto-Dominion Bank	2/4/25	USD	64	AUD	103	—	—
Toronto-Dominion Bank	3/4/25	USD	52	AUD	83	—	—
Barclays Bank plc	2/4/25	USD	24	AUD	39	—	—
State Street Bank & Trust Co.	2/4/25	USD	19	AUD	31	—	—
State Street Bank & Trust Co.	2/3/25	USD	1,269	CAD	1,825	14	—
JPMorgan Chase Bank, N.A.	3/3/25	USD	1,062	CAD	1,535	5	—
Bank of America, N.A.	2/3/25	USD	50	CAD	71	—	—
Barclays Bank plc	2/3/25	USD	35	CAD	51	—	—
HSBC Bank plc	2/3/25	USD	27	CAD	38	—	—
Toronto-Dominion Bank	3/19/25	USD	539	CHF	469	22	—
Royal Bank of Canada	2/4/25	USD	6	CHF	6	—	—
HSBC Bank plc	3/4/25	USD	187,301	EUR	180,111	231	—
HSBC Bank plc	2/4/25	USD	176,442	EUR	169,507	596	—
Barclays Bank plc	2/4/25	USD	8,777	EUR	8,562	—	(105)
State Street Bank & Trust Co.	2/4/25	USD	7,070	EUR	6,776	41	—
UBS AG	2/4/25	USD	4,593	EUR	4,458	—	(32)
Canadian Imperial Bank of Commerce	2/4/25	USD	3,175	EUR	3,076	—	(16)
Toronto-Dominion Bank	3/19/25	USD	2,753	EUR	2,604	47	—
Canadian Imperial Bank of Commerce	2/4/25	USD	1,899	EUR	1,826	5	—
Bank of America, N.A.	2/4/25	USD	506	EUR	486	3	—
UBS AG	2/4/25	USD	481	EUR	463	1	—
Standard Chartered Bank	2/4/25	USD	32,764	GBP	26,143	348	—
Deutsche Bank AG	3/4/25	USD	30,311	GBP	24,405	54	—
Toronto-Dominion Bank	2/4/25	USD	142	GBP	116	—	(3)
State Street Bank & Trust Co.	2/4/25	USD	142	GBP	114	—	—
Canadian Imperial Bank of Commerce	2/4/25	USD	135	GBP	110	—	(1)
State Street Bank & Trust Co.	2/4/25	USD	101	GBP	82	—	—
Toronto-Dominion Bank	2/4/25	USD	1,401	JPY	219,053	—	(11)
Barclays Bank plc	3/4/25	USD	1,335	JPY	206,042	3	—
State Street Bank & Trust Co.	3/4/25	USD	1,802	MXN	37,305	9	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	2/5/25	USD	1,788	MXN	37,305	—	(12)
Toronto-Dominion Bank	3/19/25	GBP	285	SEK	3,958	—	(5)
						1,547	(633)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S43-V1	12/20/29	USD	111,000	1.000	2,651	122
iTraxx Europe-S42-V1	12/20/29	EUR	26,100	1.000	615	70
						192

Credit Protection Purchased
iTraxx Europe Crossover-S42-V2	12/20/29	EUR	4,325	(5.000)	(419)	(32)
						160
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	3,500[2]	(1.000)	(94)	(50)	—	(44)
Republic of Peru	12/20/29	BANA	640	(1.000)	(5)	(3)	—	(2)
Standard Chartered plc	12/20/28	MSCS	400[2]	(1.000)	(9)	(2)	—	(7)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	600[2]	(1.000)	(10)	32	—	(42)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	600[2]	(1.000)	(10)	22	—	(32)
					(128)	(1)	—	(127)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $351,000 in connection with open forward currency contracts and over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/11/25	N/A	17,000[1]	4.003[2]	(4.380)[3]	(77)	(77)
9/11/26	N/A	8,500[1]	4.380[3]	(3.464)[2]	127	127
8/30/27	N/A	4,896[1]	4.380[3]	(3.476)[2]	100	100
1/21/28	N/A	5,500[1]	4.106[2]	(4.380)[3]	6	6
5/21/28	5/21/27[4]	16,010[1]	3.772[5]	(0.000)[6]	(37)	(37)
5/31/29	3/3/25[4]	3,700[1]	3.851[2]	(0.000)[3]	(29)	(29)
7/5/29	N/A	2,390[1]	2.530[5]	(0.000)[7]	3	3
7/5/29	N/A	2,210[1]	2.523[5]	(0.000)[7]	2	2
7/5/29	N/A	2,200[1]	2.525[5]	(0.000)[7]	2	2
7/10/29	N/A	2,790[1]	2.491[5]	(0.000)[7]	(2)	(2)
7/10/29	N/A	2,450[1]	2.484[5]	(0.000)[7]	(3)	(3)
7/15/29	N/A	2,450[1]	2.420[5]	(0.000)[7]	(10)	(10)
7/18/29	N/A	2,450[1]	2.449[5]	(0.000)[7]	(7)	(7)
7/19/29	N/A	2,450[1]	2.437[5]	(0.000)[7]	(9)	(9)
8/1/29	N/A	2,450[1]	2.394[5]	(0.000)[7]	(15)	(15)
8/5/29	N/A	2,443[1]	2.363[5]	(0.000)[7]	(18)	(18)
11/7/29	N/A	3,259[1]	2.495[5]	(0.000)[7]	(12)	(12)
1/21/30	N/A	3,500[1]	4.380[3]	(4.103)[2]	(5)	(7)
5/21/34	5/21/29[4]	3,735[1]	0.000[3]	(3.877)[2]	38	38
3/19/35	3/19/25[4]	1,625[8]	3.500[9]	(0.000)[10]	189	(53)
7/5/54	N/A	530[1]	0.000[7]	(2.522)[5]	(5)	(5)
7/5/54	N/A	480[1]	0.000[7]	(2.519)[5]	(4)	(4)
7/5/54	N/A	480[1]	0.000[7]	(2.524)[5]	(5)	(5)
7/10/54	N/A	600[1]	0.000[7]	(2.510)[5]	(4)	(4)
7/10/54	N/A	530[1]	0.000[7]	(2.499)[5]	(3)	(3)
7/15/54	N/A	525[1]	0.000[7]	(2.469)[5]	1	1
7/18/54	N/A	525[1]	0.000[7]	(2.501)[5]	(3)	(3)
7/19/54	N/A	525[1]	0.000[7]	(2.482)[5]	(1)	(1)
8/1/54	N/A	530[1]	0.000[7]	(2.454)[5]	2	2
8/5/54	N/A	525[1]	0.000[7]	(2.411)[5]	7	7
11/7/54	N/A	595[1]	0.000[7]	(2.434)[5]	6	6
					234	(10)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Interest payment received/paid at maturity.
6 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
7 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
8 Notional amount denominated in euro.
9 Interest payment received/paid semi-annually.
10 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures and foreign currency at January 31, 2025.
E.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open swaption contracts at January 31, 2025.
F.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	39,039	—	39,039
Asset-Backed/Commercial Mortgage-Backed Securities	—	144	—	144
Corporate Bonds	—	448,813	—	448,813
Floating Rate Loan Interests	—	127	—	127
Sovereign Bonds	—	144,886	—	144,886
Taxable Municipal Bonds	—	783	—	783
Temporary Cash Investments	12,218	—	—	12,218
Total	12,218	633,792	—	646,010

Derivative Financial Instruments
Assets
Futures Contracts[1]	607	—	—	607
Forward Currency Contracts	—	1,547	—	1,547
Swap Contracts	486[1]	—	—	486
Total	1,093	1,547	—	2,640
Liabilities
Futures Contracts[1]	(201)	—	—	(201)
Forward Currency Contracts	—	(633)	—	(633)
Swap Contracts	(336)[1]	(127)	—	(463)
Total	(537)	(760)	—	(1,297)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.